PSMC 2021-2 Trust ABS 15-G

Exhibit 99.18

Loan Level Exceptions
Run Date - XX/XX/XXXX
Recovco ID	Loan #1	Loan #2	Alternative Loan Number	Project Name	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Initial Compliance	Final Credit	Final Value	Final Compliance	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Resolved Exceptions	Waived Exceptions
XXXXXXXXXX	XXXXXX	XXXXXXX	378879310	AIG XXX 2021 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.	*** (CURED) ComplianceEase Exceptions Test Incomplete - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated  XX/XX/XXXX  was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	822581841	AIG XXX 2021 - Compliance	2	2	2	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on  XX/XX/XXXX  in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the initial LE issued on 11/23/20 . The CD shows $239,598.00 whereas the LE $11,206.00; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label)

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CO, model H-9 should have been used.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Tolerance violation cured at consummation.

*** (CURED) ComplianceEase Exceptions Test Incomplete - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Tolerance violation cured at consummation.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Appraisal Reinspection Fee - $160.00. A cost to cure in the amount of $160.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
																COMMENT: The loan file is missing the subordination agreement for the subject’s HELOC.
XXXXXXXXXX	XXXXXX	XXXXXXX	530985941	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) Amount of title insurance is less than mortgage amount - EV 1
COMMENT:   Schedule A reflects $XXX.  However, closing instructions reflect the correct loan amount $XXX.

															*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	151980038	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) Amount of title insurance is less than mortgage amount - EV 1
COMMENT:   The title commitment reflected loan amount of $XXX  Closing instructions reflected $XXX.

*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT: Under 120. No issue.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	610036525	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (OPEN) Missing Doc - EV 2 COMMENT: The 1040 2019 p. 18 is not signed.	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   No issues.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation listed under another category.

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   The report exceeds 90 days; however, it does not exceed 120 days per Freddie Mac guidelines.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: The subject exceeds the predominate value; however, it does not exceed the highest value range.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increases: Recording Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the HOI policy premium for the investment property located atXXX, XXX, XX.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The 1040 XXXX p. XXX is missing Schedule #1.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the Income Worksheet.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ).   Without evidence of receipt, it is assumed that the disclosure dated  XX/XX/XXXX    was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)

*** (CURED) Tax Returns - EV R
COMMENT:   The loan file is missing the signed XXXX 1040.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	522501892	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Failed - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT: Violation addressed under another category.	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrower owns an investment property free and clear located atXXX, XXX, XX.  The HOI for the investment is in the file p.XXX. The loan file is missing documentation showing the property tax amount for this investment.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial and/or revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	399754443	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	459247588	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	795383874	AIG XXX 2021 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
														COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	348934829	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	478633907	AIG XXX 2020 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Verification of Rent - EV R
COMMENT:   The borrowers previously rented, and the loan file does not contain a VOR/cancelled check to confirm a housing history for 24 months.  There is proof of rent payments from XX/XXXX-XX/XXXX and the mortgage history which totals 14 months housing history; however, lender guidelines section 7.17 requires a 24-month payment history.  Provide the rental payment history from XX/XXXX-XX/XXXX for the full 24 months as required.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard policy is not sufficient.  The policy coverage is for $XXX with increased coverage of $XXX for total coverage of $XXX and the subject Note is $XXX.  The loan file does not contain a replacement cost estimator to confirm the coverage amount is acceptable.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The loan file is missing the VVOE dated within 10 days of the Note.
XXXXXXXXXX	XXXXXX	XXXXXXX	526188287	AIG XXX 2020 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in AZ, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The second lien HELOC for the mortgage attached to the subject property through  XXX  was required to be subordinated to the subject loan. The subordination agreement is missing from the loan file.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The 2018 business tax return for XXXis missing from the loan file. The file contains page one of the Form 1065 for 2018 but is missing the schedules and statements.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The file is missing the 2019 Tax Transcripts.  The file contains the  XXXX and XXXX had no record.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The profit and loss statement for XXX  is missing from the loan. Additional conditions may apply.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   Please provide payment history (no LOE is required).

*** (CURED) 2nd Mortgage / HELOC Terms required - EV R
COMMENT:   The terms of the second lien HELOC for the mortgage through  XXX  is missing from the loan file.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The borrowers’ government issued phot ID is missing.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The VVOE dated 10 business days from the Note date for the co-borrower is missing from the loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	714045906	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	854069462	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Servicing Information was not disclosed to the consumer on the initial or any revised LEs	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.)

*** (CURED) Hazard Insurance - EV R
																COMMENT: Hazard insurance coverage is for $XXX with expanded replacement of 20% for total coverage of $XXX. The Note is for $XXX. The loan file does not contain a replacement cost estimator to confirm coverage is sufficient.
XXXXXXXXXX	XXXXXX	XXXXXXX	493383951	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2 COMMENT: The Title Fees were included in Section B of the CD issued on XX/XX/XXXX. However, the fee should have been entered under Section C.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file contains the 2018/2019 tax returns for the co-borrower; however, they are not signed.  Provide the signed returns.

*** (CURED) Income Worksheet  - EV R
																COMMENT: The loan file is missing the income worksheet for the co-borrower.
XXXXXXXXXX	XXXXXX	XXXXXXX	870426704	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   The CDA in the loan file is a copy and does not contain color photos.  Please provide the CDA with the color photos.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The Service Provider List is missing. The defect can be cured by providing the disclosure. Failure to provide a Service Provider List is treated as not allowing the borrower to shop. As a result, title fees were included in the 10% tolerance bucket. The defect can be cured by providing the SPL."
XXXXXXXXXX	XXXXXX	XXXXXXX	994085454	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   On page XXX of the loan file the lender has an inquiry explanation form for six inquires reflected on the credit. The form was never completed by the borrower to determine if new loans were opened.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subordination agreement for the second lien mortgage through  XXX  attached to the subject property is missing from the loan file.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The XXXX 1040 has no signatures.

*** (CURED) Missing asset documentation (ATR) - EV R
																COMMENT: The assets used for reserves was a retirement account through the borrower's employer XXX. On page XXX (page XXX of loan file) of the statement under Withdrawals and Distributions the plan states that "withdrawals are generally allowed when you terminate employment, retire, reach the age of 59 and a half, have become permanently disabled, or have a severe financial hardship as defined by the plan". The borrower is XX and does not meet the criteria outline for withdrawals to be made.
XXXXXXXXXX	XXXXXX	XXXXXXX	390764518	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The K-1’s forXXX,  XXX  and XXX  indicates the borrower’s percent ownership as "various". The loan file is missing documentation verifying the borrower’s actual percent ownership in the partnerships.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The  XXXX and XXXX W2’s for the borrower’s employment through XXXis missing from the loan file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The borrower owns a percentage of his employer through three partnerships: XXX; XXX; andXXX. The XXXX and XXXX K-1's from the employerXXX on pages XXX and XXX; the XXX and XXX K-1’s for XXX is on pages XXX and XXX; however, the 2019 K-1’s forXXX and  XXX  is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	106123356	AIG XXX 2021 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the initial LE issued on XX/XX/XXXX . The CD shows $832.00 whereas the LE $1,569.00; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Missing AUS - EV R
COMMENT:   The file is missing the updated DU findings showing the final appraised value of 1,100,000.

*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	739124125	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (OPEN) Tax Returns - EV 2
COMMENT: The loan file is missing the signed XXXX and XXXX tax returns. The returns are in the file; however, they are not signed pages 566 and 589. The loan file contains the IRS tax transcripts p.615 and 623.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Income Worksheet - EV R
COMMENT:   The loan file is missing the Income Worksheets for both borrowers’ wage income. The rental income worksheets for both investment properties are in the file pages XXX and XXX.

*** (CURED) Right of Rescission missing or unexecuted - EV R
COMMENT:   The Right to Cancel Notice for the Borrower is missing from the loan file.  Unable to determine if the applicable version was provided to the Borrower. The defect can be cured by providing the document.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	183995834	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The AUS reflected a DTI of 32.43% and the 1008 reflected a DTI of 34.85%.  The AUS omitted a debt in the amount of $800, based on less than 10 months; however, the debt was for a car lease, that was included in the DTI on the 1008.  The debts were incorrectly entered in AUS.  Provide the AUS inclusive of the $XXX lease payment.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.

*** (CURED) Missing credit report - EV R
COMMENT:   The loan file does contain a credit report (p.XXX but it does not match the credit report reflected on the AUS (p.XXX).  In addition, the credit report provided does not include the page with the credit scores.  Provide the AUS with the provided credit report dated  XX/XX/XXXX  (File #XXX) associated to it and provide the credit score page, or provide the credit report dated  XX/XX/XXXX  (File #XXX) that is associated with the AUS in the file.

*** (CURED) Qualifying Credit Score does not meet eligibility requirement(s) - EV R
COMMENT:   The loan file does contain a credit report (p.XXX), but it does not match the credit report reflected on the AUS (p.XXX).  In addition, the report in the file is missing the page reflecting credit scores. Qualifying credit score is unknown.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   The file contained a subordination agreement (p.XXX) for the HELOC reported with a balance of $0 on the credit report (p.XXX); however, the loan file does not contain the required documentation.  Per lender guidelines section 2.10, the terms of any subordinate financing must be fully disclosed to XXX Investments, documented with a copy of the Note.  The loan file is missing the Note for the  XXX , N.A. HELOC in the amount of $XXX as required.

*** (CURED) VOM or VOR missing/required - EV R
																COMMENT: The loan file does not contain the correct credit report matching AUS but the file did contain a credit report with the mortgage history.
XXXXXXXXXX	XXXXXX	XXXXXXX	931069157	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) ComplianceEase Risk Indicator is "Significant" - EV R

*** (CURED) ComplianceEase State/Local Predatory Test Failed - EV R
COMMENT:   MD Credit Regulations Mortgage Loan DTI Provided Test

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.)

*** (CURED) Income Worksheet  - EV R
COMMENT:   The file is missing the income worksheets for both borrowers showing the income calculations.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	381076208	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan is aged more than 45 days from the note date of  XX/XX/XXXX, a payment/disbursement history is required on or after the 25th day of the month.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The XXXX/XXXX Schedule E reflects ownership in a business calledXXX and the loan file does not contain the K1 for the business to confirm the ownership is not the borrowers or less than 25% to confirm corporate returns are not needed.  Additionally, per lender guidelines section 6.01, which states all K1’s must be obtained regardless of the percentage of ownership.

*** (CURED) Missing AUS - EV R
																COMMENT: The loan file contains an LP Ineligible/Accept (p.XXX) that reflects the incorrect loan amount of $XXX and an incorrect LTV of XXX% and DTI 40%; however, per the 1008 and Note, the loan amount is $XXX and the LTV is XXX% and DTI is 36.746%. Provide the updated LP Findings with the accurate loan data.
XXXXXXXXXX	XXXXXX	XXXXXXX	776432953	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   Borrower tax transcripts were not in loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.

*** (CURED) ROR funding date before end of required rescission period  - EV R
																COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX, the loan disbursed on XX/XX/XXXX. Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX. The defect can be cured by providing the true funding date.
XXXXXXXXXX	XXXXXX	XXXXXXX	849833495	AIG XXX 2020 - Compliance	1	2	1	1	1	1	2	1	*** (OPEN) Appraisal is stale dated without recertification in file - EV 2 COMMENT: Missing recertification of value.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	249390581	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on CD XX/XX/XXXX was not accepted because a valid reason was not provided. A cost to cure in the amount of $225 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the appraisal fee on CD XX/XX/XXXX was not accepted because a valid reason was not provided. A cost to cure in the amount of $225 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The subject is missing a fraud report as required per guidelines section 1.10.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The loan file is missing government issued ID for both borrowers.
XXXXXXXXXX	XXXXXX	XXXXXXX	767069101	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   The reserve requirement is $XXX (Subject PITIA x 12 months + PITIA for departure residence x 18 months). The loan file contains two retirement accounts through  XXX . Account #XXX has a balance of $XXX and account #XXXX has a balance of $XXX; however, both accounts are in the borrower's business's name XXX  of which the borrower owns 27%. Per Section 8.11 of the guidelines, business assets are not eligible as reserves.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	573475524	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The  XXX  #XXX reflects $XXX for the XXXX statement. On page XXX the withdrawal statement for  XXX  #XXX indicates that on   XX/XX/XXXX $XXX was withdrawn from the account. Documentation in the loan file indicates the withdrawal went to the  XXX  account #XXX. Considering the  XXX  #XXX had a balance of  $XXX as of XXXX/XX the loan file is missing documentation for XXXX reflecting an approximate deposit of $XXX to the account sourcing the large deposit and indicating the transfer.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test (12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	687932558	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The Note is for $XXX and the preliminary title in the file (p.XXX) reflects a policy amount of $XXX.  The loan file does not have the final title policy to confirm the correct policy amount was obtained.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Wiring Instructions for the subject loan pur XXX by XXX.

*** (CURED) Missing Doc - EV R
																COMMENT: The loan file contains an explanation (p.XXX); however, it is not signed by the borrowers.
XXXXXXXXXX	XXXXXX	XXXXXXX	527572510	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
XXXXXXXXXX	XXXXXX	XXXXXXX	293379104	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
XXXXXXXXXX	XXXXXX	XXXXXXX	604038292	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID Reimbursement Documentation (for requirements not related to a tolerance fail) - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) ComplianceEase RESPA Test Incomplete - EV 1

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1

*** (OPEN) ComplianceEase TILA Test Failed - EV 1
COMMENT: No issue.	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The declarations page of the loan application indicated the borrowers are co-signers on a Note; however, the loan file contains no information regarding the loan type, size or status of the co-signed loan.

*** (CURED) Application Missing - EV R
COMMENT:   The initial loan application is missing from the loan file.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on  XX/XX/XXXX was not accepted because a valid change of circumstance was not provided:  Points - Loan Discount Fee, Appraisal Fee. A cost to cure in the amount of $344.90 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on  XX/XX/XXXX was not accepted because a valid change of circumstance was not provided:  Points - Loan Discount Fee, Appraisal Fee. A cost to cure in the amount of $344.90 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The lender credit decreased on the CD issued on  XX/XX/XXXX without a valid change of circumstance. A cost to cure in the amount of $367.00 is required. The defect can be cured by reimbursing the consumer or by providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   Note date in   XX/XX/XXXX which is more than 71 days ago. The loan file is missing the payment history (no LOE required).

*** (CURED) Missing Documentation - EV R
COMMENT:   The property located at XXX,XX ,XXX is owned free and clear; however, the loan file is missing a title run down to verify no mortgage liens are attached to it.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing both the final 1008 and the final LP submission. Both documents reflect a loan amount of $XXXX whereas the actual loan is $XXXX.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The loan file is missing the XXXX and XXXX tax returns.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
																COMMENT: The property located at XXX, XXX, XX XXXX is a condo; however, documentation verifying the monthly HOA fee is missing.
XXXXXXXXXX	XXXXXX	XXXXXXX	216430109	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   As a result of the LE provided for conditions, the loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) The decrease to lender credit from $7718 (LE  XX/XX/XXXX) to $XXX (CD  XX/XX/XXXX) was not accepted because a valid reason was not provided. A cost to cure in the amount of $96.68 is required. The defect can be resolved by reimbursing the consumer or providing a valid reason for the change. If reimbursing the consumer, the following documents are required: LOE to consumer, corrected PCCD, copy of refund, and proof of delivery (mailing label)/

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued   and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on   in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on   XX/XX/XXXX. The CD shows $XXX whereas the LE XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																COMMENT: The appraisal reflects six above grade bedrooms; however, the sketch shows only five and the photos have a master and four bedrooms for a total of five above ground, not including the basement bedroom. This must be corrected or addressed
XXXXXXXXXX	XXXXXX	XXXXXXX	446149378	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1	*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.  ( 12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. The loan is understated by $XXX. The following fees were included in the calculation: Points Loan Discount Fee $XXX, Processing Fee $550.00, Title Recording Services Fee $20.00, Title Settlement Fee $450.00, Underwriting Fee $745.00. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   This loan failed the TILA finance charge test.  ( 12 CFR §1026.18(d)(1), transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $100. The loan is understated by $XXX. The following fees were included in the calculation: Points Loan Discount Fee $XXX, Processing Fee $550.00, Title Recording Services Fee $20.00, Title Settlement Fee $450.00, Underwriting Fee $745.00. The defect can be cured by reimbursing the consumer or providing information as to why the violation is invalid.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.

*** (CURED) Missing Doc - EV R
COMMENT:   The subject transaction is a limited cash out refinance of a property that was new construction. The appraisal stated the borrowers were currently living in property. On the credit report (p XXX) the payment balance for the loan being paid off reflects the increase in the balance of funds withdrawn. The guidelines require Certificate of Occupancy, Construction contract, draw history, note and CD be included in loan file. None of these items were located in file.

*** (CURED) Title issue - EV R
																COMMENT: The file contained only the Preliminary report. Schedule A was not included.
XXXXXXXXXX	XXXXXX	XXXXXXX	696778334	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1 *** (OPEN) ComplianceEase State Regulations Test Failed - EV 1	*** (CURED) Income documentation is incomplete - EV R
																COMMENT: The loan file contains an un-audited XXXX P&L for XXX . Per COVID guidance, two months business bank statements are required; however, they are missing from the loan file. Provide the two months recent business bank statements thru XX/XX/XXXX .
XXXXXXXXXX	XXXXXX	XXXXXXX	895997193	AIG XXX 2020 - Compliance	2	2	2	1	1	2	1	1	*** (OPEN) Income documentation is incomplete - EV 2
COMMENT: The most recent two years tax returns fully executed are missing along with tax transcripts. The transcripts in the loan file are for W2 wage income.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1 *** (OPEN) ComplianceEase State Regulations Test Failed - EV 1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   Per the letter to the borrower from The Joint Retirement  XXX rd for the 403(b)(9) account on page XXX the borrower can borrower 50% of the balance up to a maximum of $50,000. Per section 8.02, "evidence of liquidation of funds necessary for closing must be provided in the closed loan package". The borrowers has to bring $XXX to closing. There is no documentation verifying liquidation of sufficient funds to meet closing costs.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	181616894	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   License violation, out of scope.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the  initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee, Appraisal Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the  initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee, Appraisal Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the  initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee, Appraisal Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The file is missing the 2 years of 1040 tax transcripts as required by program guidelines.  (loan closed   XX/XX/XXXX)

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,   XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   First payment was due on XX/XX/XXXX.  Please provide payment history. LOE not required.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The government issued photo ID is missing from the loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	333910908	AIG XXX 2020 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1 *** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   Guidelines require IRS tax transcripts for all files and the loan file is missing the IRS tax transcripts for both borrowers.

*** (CURED) Missing Documentation - EV R
																COMMENT: The guidelines require two years tax returns for all borrowers. The loan file contains incomplete XXXX and XXXX tax returns for the borrower. The co-borrower tax returns are provided and complete. Please provide all pages of the XXXX and XXXX tax returns for the borrower.	*** (WAIVED) Missing Doc - EV W COMMENT: The Divorce Decree for the co-borrower is not signed. Provide a copy of the final signed divorce decree.
XXXXXXXXXX	XXXXXX	XXXXXXX	412859089	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1 *** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the IRS Transcripts required per guidelines.

*** (CURED) Missing Doc - EV R
COMMENT:   The file contains signed XXXX 1040 and 1065; however, does not contain the signed XXXX.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
																COMMENT: According to the appraisal, there are 3.1 baths above grade. The sketch shows no baths on the first floor, three full baths on the second floor and a full bath in the basement. There is no half bath shown on the sketch.
XXXXXXXXXX	XXXXXX	XXXXXXX	355132016	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1 *** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
XXXXXXXXXX	XXXXXX	XXXXXXX	314218559	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2 COMMENT: The Servicing Information was not disclosed to the consumer on the initial LE.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) ComplianceEase State Regulations Test Incomplete - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: The second lien attached to the investment property located atXXX through XXX reflected on the final 1003 in the amount of $XXX does not appear on the credit report and the loan file is missing the verification of mortgage or credit supplemental to verify the monthly payment and rate the mortgage loan.
XXXXXXXXXX	XXXXXX	XXXXXXX	216838971	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Credit report >90 days old at closing - EV 1	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	725881272	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Credit report >90 days old at closing - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The 1008 and the DU submission reflects a DTI of 43.81% which exceeds the program maximum stated by the XXX Jumbo Underwriting Guidelines of 43%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The 1008 and the DU submission reflects a DTI of 43.81% which exceeds the program maximum stated by the XXX Jumbo Underwriting Guidelines of 43%.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   Loan first payment was due on XX/XX/XXXX.  Please provide payment history. LOE not required.

*** (CURED) Title reports unpaid liens - EV R
COMMENT:   The title work reflects a judgment recorded  XX/XX/XXXX  in the amount of $XXX. The loan file is missing documentation indicated the lien was paid off.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	203915215	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   Guidelines allow for 120 days. No issue.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject property was newly completed construction and loan was paying off construction loan.  Guidelines require copies of the following which were not located in the file: Construction contract, construction loan Note, CD and draw history.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.).

*** (CURED) Missing income documentation (ATR) - EV R
																COMMENT: The borrower 1 is receiving social security. Please provide SSI award letter or XXXX-XXXX 1099's.
XXXXXXXXXX	XXXXXX	XXXXXXX	854836146	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Credit report >90 days old at closing - EV 1 COMMENT: No issue. Within 120 days.	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The loan file is missing the terms of withdrawal for both of the 401K’s that are being used for reserves as required by lender guidelines section 8.14.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Property Issues indicated - EV R
COMMENT:   The appraisal reflects there are Solar Panels and states they are owned by the borrower.  The title reflects a UCC for solar panels recorded  XX/XX/XXXX with XXX and a UCC for solar equipment with XXX recorded  XX/XX/XXXX.  The loan file does not contain the Solar Documentation to confirm the solar panels are owned by the borrower or the loan documentation.  It is to be noted, there is a XXX loan on the credit report included in the DTI; however, there is no documentation to confirm this is for the solar panels.

*** (CURED) Title issue - EV R
																COMMENT: The credit report reflects a mortgage with CFCU/Spectrum. This is reflected on the credit report on the title as a UCC for Solar Panels. The loan file does not contain documentation evidencing this loan is re-subordinated.
XXXXXXXXXX	XXXXXX	XXXXXXX	144851507	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Credit report >90 days old at closing - EV 1 COMMENT: No issue. Within 120 days.	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The loan file contains only one-month bank statement from  XXX  #XXXX/XXXX.  Lender guidelines section 8.03 requires all funds be documented with a minimum of two months bank statements.  The loan file is missing the second month bank statement.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The loan file is missing the Fraud report required per lender guidelines section 1.10.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The file does not contain tax transcripts as required by jumbo guidelines. Please provide two years IRS tax transcripts.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Per lender guidelines section 6.01, a minimum of a full 30 calendar days of paystubs dated no earlier than 30 calendar days prior to the initial loan application must be included in the file.  The loan file is missing the required paystubs.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the required income calculation worksheet.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: The loan is aged > 60 days with Note date of XX/XX/XXXX . Please provide a delay LOX and acceptable payment history.
XXXXXXXXXX	XXXXXX	XXXXXXX	416215892	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   The credit report is older than 90 days; however, it is not older than 120 days.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT:   The Note was prepared on XX/XX/XXXX; however, per the notary's signature and date, consummation took place  XX/XX/XXXX . No issue.

*** (OPEN) Title holder is not an individual - EV 1
															COMMENT: The subject property is titled in an XXX per the title commitment p.XXX and closed in the Trust per the Note p.XXX. The loan file contains the Trust documents p.XXX and the Trust Lender Counsel Opinion p.717. The Trust Lender Counsel Opinion does not state the trust meets secondary marketing requirements as set forth by Fannie Mae as the Fannie Mae guidelines Section 5.04 states is required. No issue letter if file.
XXXXXXXXXX	XXXXXX	XXXXXXX	272669673	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Credit report >90 days old at closing - EV 1 COMMENT: The credit report was under 120 days at closing. No issue.	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	328466001	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   Within 120 days.  No issue.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: No issue.	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The  XXX account #7071 has the following large deposits that were not sourced:   XX/XX/XXXX $XXX and  XX/XX/XXXX  $XXX.  Additionally, if they are backed out of the verified assets, the borrower is short funds to close; therefore, source of funds is required.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the required two years tax transcripts.  Per COVID temporary overlay, not required if qualified with base pay; however, the borrower was qualified with Pension and SS.  Post-pur XXX IRS tax transcripts are required for XXXX and XXXX.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The loan file is missing the government issued ID for the borrower as required by guidelines Section 1.04.
XXXXXXXXXX	XXXXXX	XXXXXXX	125676615	AIG XXX 2020 - Compliance	2	1	1	2	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Credit report >90 days old at closing - EV 1 COMMENT: Within 120 days. No isue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The prelim title reflects a policy amount of $XXX and the loan amount is $XXX.  The final title policy is not available to verify sufficient policy amount was obtained.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Discount Points and Appraisal Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The contract of sale addendum #2 (p.XXX) reflects a seller credit of $XXX in addition to the credit amount on Addendum #1.  The loan file is missing Addendum #1.  It is to be noted, the seller credit on the final CD is for $XXX  Provide Addendum #1 to confirm the total seller credit matches the final CD.

*** (CURED) Missing Doc - EV R
COMMENT:   Provide a statement from the appraiser clearly stating that this is a traditional stick built home, but with log siding.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on  XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on  XX/XX/XXXX. The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   First payment was due on XX/XX/XXXX.  Please provide payment history. LOE not required.

*** (CURED) Property Type unacceptable under guidelines - EV R
COMMENT:   Property is a framed log siding home and not acceptable per guidelines.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal reflects a seller credit of $XXX; however, the final CD reflects a seller credit of XXX.

*** (CURED) Title issue - EV R
																COMMENT: The prelim title Schedule B #10 reflects a judgment against the seller in the amount of $XXX and there is no evidence this has been satisfied.	*** (WAIVED) Appraisal is stale dated without recertification in file - EV W COMMENT: The appraisal is dated XX/XX/XXXX, which exceeds 120 days.
XXXXXXXXXX	XXXXXX	XXXXXXX	374205857	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Income documentation is incomplete - EV 1
COMMENT:   The loan file is missing the signed XXXX and XXXX tax returns.  The returns are in the file; however, they are not signed.

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX ; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) Title Issue - EV R COMMENT: The title work is missing the insured amount.
XXXXXXXXXX	XXXXXX	XXXXXXX	290171674	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (OPEN) Tax Returns - EV 2 COMMENT: The loan file is missing the signed XXXX and XXXX business tax returns. The returns are in the file; however, they are not signed.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) Completed "Subject To" w/o Compltn Cert in File - EV R
COMMENT:   The appraisal was completed Subject to Completion per plans and specs. The loan file is missing the Final Inspection to show the subject was completed per plans and specs.  There is an Appraisal Update p.XXX in the file to show the subject had no damage from Hurricane XXX/XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the business 4506-T for  XXX .

*** (CURED) Missing Doc - EV R
COMMENT:   The XXXX and XXXX Schedule E show an investment property located at XXX, XXX, XX pages XX and XXX.  Per the final 1003, this is the borrowers’ previous home, p.705.  No rental income was used to qualify; however, there is no documentation in the file to verify the borrowers no longer own this property. The credit report p.87 in file does not show any additional open mortgages other than the one for the subject.  It is not known if there may be a private mortgage.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	268812652	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	279519959	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   There is a buyers counter offer (p.XXX) with a sales price of $XXX and seller counter offer (p.XXX) with a sales price of $XXX the loan file is missing the addendum with the final sales price of $XXX per the final CD.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: First payment was due on XX/XX/XXXX. Please provide payment history. LOE not required.
XXXXXXXXXX	XXXXXX	XXXXXXX	989340188	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the construction contract, as required by our Construction to Permanent guidelines in section 2.04-B-c.

*** (CURED) Title holder is not an individual - EV R
																COMMENT: The subject loan is vested in a trust and the loan file does contain a copy of the trust agreement and attorney opinion letter; however, the attorney opinion letter does not state it meets secondary market and agency requirements as required by guidelines..
XXXXXXXXXX	XXXXXX	XXXXXXX	558985412	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   The loan file contains statements for an IRA with  XXX  dated   XX/XX/XXXX as well as two 401K’s, one with  XXX  and one with  XXX , both dated   XX/XX/XXXX.  The subject loan closed  XX/XX/XXXX  and the assets are more than the required 60 days old.  Provide statements for each account dated within 60 days of the Note.  Additionally, guidelines require the terms of withdrawal for 401K’s from current employers.  Both 401K’s in the file are from the borrower’s current employers so the terms of withdrawal are needed for each.  It is to be noted, the borrower does not have sufficient funds to close and for reserves required using just the liquid assets.

*** (CURED) Missing Documentation - EV R
COMMENT:   The XXXX tax returns reflect a tax liability of $XXX and the loan file does not have any evidence it was satisfied.

*** (CURED) Final Application is missing - EV R
COMMENT:   The final loan application declarations M for each borrower states they have no ownership in property in the last three years; however, they own the subject property and three additional properties.  Application to be corrected.

*** (CURED) Missing Documentation - EV R
COMMENT:   The DTI on the DU of 34.83% does not match the 1008 of 25.30%.  Provide the final matching documents.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The loan file is missing the XXXX IRS transcripts.  There is one received  XX/XX/XXXX showing no record of return filed; however, the subject loan closed  XX/XX/XXXX , four months later.  Provide the XXXX IRS tax transcript.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file contains the XXXX tax returns; however, they are not signed.  Provide the signed XXXX tax returns.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The P&L for XXX  (p.XXX) is dated XX/XXXX.  Guidelines require the P&L to be no older than 60 days at the time of the Note.  Provide the P&L thru XX/XXXX.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The initial disclosures provided in the loan file (Loan Application, Loan Estimate, Service Provider List, Homeownership Counseling List and Servicing Transfer Disclosure) were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   First payment was due on XX/XX/XXXX.  Please provide payment history. LOE not required.

*** (CURED) 2nd Mortgage / HELOC Terms required - EV R
COMMENT:   The loan file does not contain the required Subordination Agreement and original HELOC Agreement and Closing Statement for the second lien with  XXX . that was obtained  XX/XX/XXXX as required by guidelines.  Additionally, the payment history thru the month of closing is missing as well.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
COMMENT:   There is an  XXX  account (p.449) with a balance of $2,038 and states Full termination/Balance owing.  The loan file does not contain evidence it is paid in full and it was not included in the DTI.  The re-calculation was done with 5% of the balance as the payment as no documentation provided to support it is satisfied.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The loan file does not contain the mortgage statements for all three investment properties to confirm escrows are included in the mortgage payments and does not contain evidence of the monthly payments for the taxes and insurance and HOA (if applicable) for the three properties.  Provide the most recent mortgage statements from  XXX , XXX  and  XXX  to confirm escrows are included.  If not, also provide the documentation to verify these additional payments.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	369625700	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title reflects a policy amount of $XXX and the Note amount is $XXX.  Provide an updated schedule A or final title policy with the correct policy amount.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.)

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance policy (p.105) reflects a second mortgagee with  XXX ; however, there are no documents in the file evidencing a second lien.  It is to be noted, the credit report reflects a closed HELOC with  XXX  as of XX/XXXX (p.XXX)

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)
XXXXXXXXXX	XXXXXX	XXXXXXX	811638769	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 *** (OPEN) Settlement date is different from note date - EV 1	*** (CURED) Hazard Insurance - EV R
COMMENT:   The disbursement date on the final CD is  XX/XX/XXXX  and the effective date of the HOI is  XX/XX/XXXX . Missing the HOI policy with an effective date of  XX/XX/XXXX .

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	362968106	AIG XXX 2021 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CO, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: Appraiser comments the subject's neighborhood trend is older homes are being totally remodeled or scraped and new custom homes are being built. The subject value has no negative effect on marketability.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the  XXX  history for B2’s investment property located at XXX, XXX, XX as it is not on the credit report. It is listed on B2’s 1003. There are no documents in the loan file for this property’s HOI, Taxes, or HOA fees if they are not escrowed.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Title holder is not an individual - EV R
COMMENT:   The subject property is titled in a Living Trust per the title commitment p.XXX. The loan file contains the Trust documents p.XXX and XXX. The loan file is missing the Trust review conducted by the lender or legal counsel to state the trust meets secondary marketing requirements as set forth by Fannie Mae as the Fannie Mae guidelines Section 5.04 states is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	983924006	AIG XXX 2020 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: No issue.	*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: There is no clear evidence of an initial application date in the file. The earliest 1003 in the file was prepared XX/XX/XXXX ; however, the file contains an ATR Worksheet with an application date of XX/XX/XXXX . Auditor is unable to determine the true initial application date and therefore, can't determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Service Provider List, Home Loan Toolkit, Homeownership Counseling Disclosure.	*** (WAIVED) Missing Documentation - EV W COMMENT: The loan file is missing the required two years IRS tax transcripts as required per guidelines Section 6.01 and Section 6.08 (p.XXX, XXX)
XXXXXXXXXX	XXXXXX	XXXXXXX	517138221	AIG XXX 2020 - Compliance	2	2	2	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Service Provider List issued on   XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX.  As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in IN, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: No issue.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the 4506-T's for the borrowers and the W-9's for  XXX  and XXX .

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The profit and loss statements and the balance sheets for XXXand  XXX  are missing from the loan file.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The XXXX 1040 including all schedules is missing from the loan file. Also, the loan file is missing the signed XXXX tax returns.  The return is in the file; however, they are not signed.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The borrower is self employed four businesses; however, only income from one comp-any was used to qualify the subject loan. The VVOE within 10 business days of closing (Note date  XX/XX/XXXX ) for XXXis missing from the loan file.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	912345234	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance policy (p.XXX) is valid thru  XX/XX/XXXX.  Per guidelines section 1.08, a renewal policy is required for hazard insurance policies expiring within 50 calendar days from the loan closing.  The loan file is missing the renewal policy.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Escrow Account Disclosure option on page 4 of the last revised CD is incomplete because it does not list the reason why there will not be an escrow account.

*** (CURED) Title issue - EV R
																COMMENT: The preliminary title reflects a judgment against the co-borrower in the amount of $XX dated XX/XX/XXXX. The loan file does not contain evidence this was satisfied.
XXXXXXXXXX	XXXXXX	XXXXXXX	494371805	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in Texas, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 *** (OPEN) Property value and predominant value vary by more than 50% - EV 1 COMMENT: No issue.	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Per the guidelines Section 6.01, Personal Tax Transcripts for the most recent two years are required for all borrowers, regardless of the income type.  The loan file is missing the required tax transcripts.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the income worksheet for the co-borrower.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f)(1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated  XX/XX/XXXX was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumers received the disclosure 3-business days prior to consummation.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: The loan is an aged loan, FPD is XX/XX/XXXX. Please provided current payment history and an LOE for the delay.
XXXXXXXXXX	XXXXXX	XXXXXXX	212806009	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
															COMMENT: No issues with appraisal. CDA confirmed value. UCDP score "1".	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	712357955	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in Oregon, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   Per the XXX tax return (p.XXX), there is a federal tax liability of $XXX and the loan file is missing evidence this was satisfied.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The borrower has verified assets of $XXX, which is not sufficient to meet the reserve requirement of six months PITIA ($XXX).

*** (CURED) Missing Doc - EV R
COMMENT:   Per the credit supplement, the mortgage with XXX is paid thru XX/XXXX and the payoff statement (p.XX) shows the loan due for XX/XX/XXXX.  The subject loan closed   XX/XX/XXXX and the loan file does not contain evidence the XX/XXXX payment was made.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The CD for the refinance dated  XX/XX/XXXX  shows two mortgages that were paid (p.XXX).  One with  XXX  for $XXX and a 2nd for $XXX.  The origination credit report only reports a mortgage history for the mortgage currently being refinanced that was reviewed for nine months (p.XXX).  The credit report does not reflect the previous mortgages with the payment histories.  The loan file is missing the required 24-month housing history per guidelines section 7.16 and 7.17.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The VVOE for the co-borrower is dated XX/XX/XXXX (p.XXX), which is more than 10 business days prior to the Note.
XXXXXXXXXX	XXXXXX	XXXXXXX	236450503	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place on XX/XX/XXXX. No issue.	*** (CURED) Title Issue - EV R
COMMENT:   The title work does not indicate the amount insured.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The VVOE within 10 business days of closing is missing from the loan file.
XXXXXXXXXX	XXXXXX	XXXXXXX	899300644	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	898150862	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT:   The Note was prepared on  XX/XX/XXXX; however, consummation took place on  XX/XX/XXXX as evidenced by the notarized date on the mortgage.

*** (OPEN) Title holder is not an individual - EV 1
COMMENT: Guidelines allow. No issue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title (p.XXX) does not reflect the policy amount and the loan file does not contain the final title policy to confirm sufficient coverage.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing Documentation - EV R
COMMENT:   Provide evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.)

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on  XX/XX/XXXX and per the last revised CD issued on  XX/XX/XXXX, the loan disbursed on  XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on  XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	191740584	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) Final Inspection - EV R
COMMENT:   The subject property was checked on DisasterAssistance.gov and the subject is in an active FEMA disaster area for wildfires with the incident period being XX/XX- XX/XX/XXXX.  The subject was appraised XX/XX/XXXX and the loan file loan file does not contain the required disaster inspection.

*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   Per the appraisal, the subject was owned by XXX; however, per the prelim title dated XX/XX/XXXX, the title is vested in the borrowers and not a trust.  Appraiser to correct current owners.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The file contains a business  XXX  account (p.XXX) labeled as Auto paid by Corporation; showing more than 12 months of payments to  XXX   XXX in the amount of $XXX to support the omission of the  XXX auto loan of $XXX.  The printout does not show the account number of the  XXX   XXX account that the payments are going to, to confirm it is for the auto loan. Documentation is required to support that the  XXX   XXX payments from the  XXX  business account are paid to the auto loan #XXX to properly omit.  When including the payment, the DTI is 49.0%, which exceeds guideline max of 43%.

*** (CURED) DTI/Residual income outside of guidelines (ATR) - EV R
COMMENT:   The file contains a business  XXX  account (p.XXX) labeled as Auto paid by Corporation; showing more than 12 months of payments to  XXX   XXX in the amount of $XXXto support the omission of the  XXX auto loan of $XXX.  The printout does not show the account number of the  XXX   XXX account that the payments are going to, to confirm it is for the auto loan. Documentation is required to support that the  XXX   XXX payments from the  XXX  business account are paid to the auto loan #XXX to properly omit.  When including the payment, the DTI is 49.0%, which exceeds guideline max of 43%.

*** (CURED) Mortgage history for primary residence less than 12 months - EV R
COMMENT:   The credit report reflects the subject mortgage reviewed for 11 months (p.XXX) and has a prior mortgage from XXXX/XXXX-XX/XXXX.  There is a housing gap from XX/XXXX-XX/XXXX.  Per the loan application, the borrowers were renting; however, the loan file does not contain the VOR for the prior residence to support the required 12-month housing history.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   Loan first payment was due on XX/XX/XXXX. Please provide payment history.  LOE not required.

*** (CURED) Unable to verify all credit obligations (ATR) - EV R
																COMMENT: The file contains a business XXX account (p.XXX) labeled as Auto paid by Corporation; showing more than 12 months of payments to XXX XXX in the amount of $XXX to support the omission of the XXX auto loan of $XXX. The printout does not show the account number of the XXX XXX account that the payments are going to, to confirm it is for the auto loan. Documentation is required to support that the XXX XXX payments from the XXX business account are paid to the auto loan #XXXX to properly omit. When including the payment, the DTI is 49.0%, which exceeds guideline max of 43%.
XXXXXXXXXX	XXXXXX	XXXXXXX	200629949	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The age of the loan file is 48 days from the Note date. The loan file is missing the payment history and LOE for the delay.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on  XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX , the loan disbursed on XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on  XX/XX/XXXX.  The defect can be cured by providing the true funding date.

*** (CURED) Title Issue - EV R
																COMMENT: The title work is missing the insured amount.
XXXXXXXXXX	XXXXXX	XXXXXXX	903131617	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX ; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	528786829	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   Per the final CD, the borrowers gave an EMD of $XXX and paid $XXX to close.  The EMD is verified.  The borrower has verified assets of $XXX, which is not sufficient to meet closing and reserve requirements.  Per guidelines section 8.16, the borrower needs six months PITI reserves for the subject and an additional six months reserves for each additional property.  The subject PITI six months is $XXX ($XXX 30x6) and the REO PITI six months is $XXX ($XXX+$XXXx6) for total required reserves of $XXX.  The borrower has verified assets (including gift) of $XXX and paid $XXX to close; therefore, reserves of $XXX resulting in a shortage of $XXX.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Both mortgages for XXX were not included in the REO Section of the 1003.  The final 1003 reflects a mortgage payment of $XXX and taxes and insurance of $XXX; however, there is a first mortgage on this property that must be included with a monthly payment of $XXX. As the borrower claims the property as rental on the personal tax returns, it must be included as a debt. Provide a corrected 1003/1008/DU including the total PITI forXXX of $XXX (P&I 1st $XXX, P&I 2nd $XXX, HOI $XXX, Taxes $XXX) and offset by Schedule E reported rent for the property of $XXX (Avg XXXX/XXXX) resulting in positive gross rent for the property of $XXX.  Additionally, Per the final 1008/1003/DU, the subject loan was qualified with self-employed income for the borrower only of $XXX/month.  The origination income is not supported.  The re-calculated income is $XXX  The K1 distributions were lower than the ordinary income; therefore, the distributions were utilized.  The re-calculated DTI is 31.7%, which is within guidelines.  Provide 1003/1008/DU with the correct income of $XXXX/month from self-employment positive rent with the accurate DTI of 31.7%.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   Subject loan first payment was due on XX/XX/XXXX.  Please provide payment history. LOE not requried.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   Per the appraisal, there are four bedrooms in the primary dwelling; however, the sketch reflects only three bedrooms.  Appraisal to be corrected.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
																COMMENT: The property report forXXX(p.XXX) reflects there are two mortgages secured to the property, both with XXX . The file contains 12 months mortgage statements for #XXX with an opening balance of $XXX showing the account being paid timely with a monthly payment amount of $XXX (p.XXX); however, the file contains only one-month statement dated XX/XX/XXXX (p.XXX) for the mortgage #XXX with the starting balance of $XXX showing a monthly payment of $XXX. The loan file does not contain 12 months proof of this loan being paid in full. Provide 12 months proof the XXX #XXX has been paid in a timely manner.
XXXXXXXXXX	XXXXXX	XXXXXXX	327517696	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1

*** (OPEN) Title holder is not an individual - EV 1
COMMENT: The loan file is missing the Trust Lender Counsel Opinion for the XXX . The Title p.436, Note p..399, and Mortgage p.489 all show the subject closed in a XXX . The XXX documents are in the file p.633 along with an underwriting review of the trust p.631.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX shows coverage of $XXX with additional coverage of $XXX for a total of $XXX. The loan amount is $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	837116390	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: information	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing the complete asset documentation.  The file contains only a 1-month statement for XXX checking #XXX. The  XX/XX/XXXX statement shows a balance of $XXXwhile the final 1003 shows a balance for this account of $XXX.  In addition, the final 1003 shows account for XXX #XXX, E-Trade, and an unnamed retirement totaling $XXX; however, there are no statements in the file for these 3 additional accounts.

*** (CURED) Cash reserves less than required by guidelines - EV R
COMMENT:   The borrower are short the required 6 months of reserves due to missing 2 months of asset statements for XXX #XXX, E-Trade, and an unnamed retirement and 1 month of statements for XXX checking #XXX.

*** (CURED) Missing credit report - EV R
COMMENT:   The loan file is missing the XX/XX/XXXX  credit report ID number XXX which is associated with the AUS. The file contains a credit supplement with this ID number p.XXX, a full report dated XX/XX/XXXX  with an ID number of XXX p.XXX, and a full report dated  XX/XX/XXXX with an ID number of XXX p.XXX.  The report ID numbers XXX and XXX are not associated with the AUS.

*** (CURED) Missing Solar Panel Agreement - EV R
COMMENT:   The loan file is missing the solar documentation verifying the monthly payment and balance. The preliminary title p.XXX shows solar with XXX .  The 1008 p.XX has a note from the underwriter stating the solar has been paid; however, there is no documentation in the file to verify this.  The solar is being subordinated and the subordination agreement is in the file p.XXX.

*** (CURED) Tax Returns - EV R
COMMENT:   The loan file is missing the complete personal tax returns for XXXX and XXXX to verify how many Schedule C businesses the borrowers have.  The IRS transcripts list Schedule C income for both years.  The file contains the signed pages for the XXXX and XXXX personal returns p.XXX and XXX.  The file also contains P&L’s and Balance Sheet’s for a Schedule C business for each of the borrowers p.XXX and XXX.  The Schedule C income was not used to qualify.

*** (CURED) VOM or VOR missing/required - EV R
COMMENT:   The loan file is missing the XX/XX/XXXX  credit report ID number XXX which is associated with the AUS. The file contains a credit supplement with this ID number p.XXX, a full report dated XX/XX/XXXX  with an ID number of XXX p.XXX, and a full report dated  XX/XX/XXXX with an ID number of XXX p.XXX.  The report ID numbers XXX and XXX are not associated with the AUS.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	441825212	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: no issue	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	733875156	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: no issue	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	532116960	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: no issue	*** (CURED) Missing Documentation - EV R
COMMENT:   The underwriter's income calculation worksheet is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	888212232	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: no issue	*** (CURED) Missing Documentation - EV R
COMMENT:   The underwriter’s income worksheet is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The borrower also has a consulting business filing as a schedule C. The profit and loss statement as well as the balance sheet for the business is missing.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan file contains the XXXX statement for the borrower's  XXX  account #XXXX. Per section 8.03 of the guidelines, two consecutive months statements are required. Please provide XXXX or XXXX for  XXX  account #XXXX.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The YTD paystub and/or the written VOE for the borrower’s employment through XXX is missing from the loan file.

*** (CURED) Title Issue - EV R
																COMMENT: The title work does not indicate the amount insured which is $XXXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	794380211	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: no issue	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The hazard insurance policy p.XXX shows the dwelling coverage is $XXX. Page XXX lists an endorsement to the policy called Specified Additional Amount of Insurance for Coverage A - Dwelling; however, it does not indicate a percentage or an amount for this additional coverage. The loan amount is $XXX.

*** (CURED) Tax Returns - EV R
COMMENT:   The loan file is missing the signed pages for both the 1120S and 1065 business tax returns for the years XXX and XXX. The returns are in the file p.XXX, XXX, XXX, XXX; however, they are not signed.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	213504035	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: no issue	*** (CURED) Missing Documentation - EV R
COMMENT:   The departure residence located at XXX is being retained and was refinanced through CMG two weeks prior to the subject loan closing  XX/XX/XXXX . The loan file contains the settlement statement for the refinance on page XXX; however, the final CD providing the terms of the loan is missing.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The loan file contains documentation verifying $XXX in liquid funds and $XXX in non-liquid funds. The borrower had to bring $XXX to closing. Per the guidelines Section 8.14, “Retirement accounts are an eligible source of funds for closing, down payment and reserves. When accessing retirement funds for assets to close, evidence of liquidation and reduction of any applicable penalties must be fully documented”. The loan file also contains documentation on page XXX verifying a wire transfer on  XX/XX/XXXX  from the borrower’s trust to the title company in the amount of $XXX  The money from the trust originated from a  XXX  #XXX. The most recent statement for  XXX  #XXX on page XXX is dated  XX/XX/XXXX    and has a balance of $XXX which is insufficient to cover the wire transfer of $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	895302829	AIG XXX 2021 - Compliance	2	2	2	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The Cash to Close on the CCTC table on page XXX of the PCCD issued on  XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on  XX/XX/XXXX   20. The PCCD shows $17,715.00 whereas the LE shows $12,358.00; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: no issue	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   no issue

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test (12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	780868907	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   no issue

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   no issue

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   License violation, out of scope.

*** (OPEN) Credit report >90 days old at closing - EV 1

*** (OPEN) Mortgage Riders incomplete / inaccurate - EV 1
COMMENT:   The following referenced Rider is missing:  MERS Rider

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX; however, per the notary's signature and date, consummation took place on XX/XX/XXXX . No issue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
																COMMENT: The title commitment p.XXX & XXX shows a policy amount of $XXX. The subject loan amount is $XXX. The file title policy is not in the file.
XXXXXXXXXX	XXXXXX	XXXXXXX	797902258	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   no issue

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
															COMMENT: Predominant value was lower. However, CDA confirmed value, UCDP score 2.1 and no issues noted on appraisal.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX
XXXXXXXXXX	XXXXXX	XXXXXXX	980424684	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   no issue

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX. No issue.	*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file is missing the hazard insurance renewal policy. The HOI policy p.XXX expires on  XX/XX/XXXX  which is 50 days from the Note date of  XX/XX/XXXX . Guidelines require a policy renewal when the current policy expires within 50 days of the loan closing.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the Income Worksheet.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	748299959	AIG XXX 2021 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in <(choose the one that applies: AZ, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   no issue

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX; however, per the notary's signature and date, consummation took place on XX/XX/XXXX. No issue.	*** (CURED) Missing AUS - EV R
COMMENT:   The AUS in file (P XXX), does not match the 1008 (P XXX) or 1003 (P XXX).  The appraised value on AUS reflects $XXX.  All other documents, including appraisal (P XXX), UCDP (P XXX) and CDA (P XXX), reflect value as $XXX.  In addition, the DTI does not match due to different income, and no assets are reflected.  Final AUS is required.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	732249927	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issue

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   No issue

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on  XX/XX/XXXX  and per the last revised CD issued on  XX/XX/XXXX, the loan disbursed on  XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on  XX/XX/XXXX .  The defect can be cured by providing the true funding date.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	485254805	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issue.	*** (CURED) Missing AUS - EV R
COMMENT:   The DU Findings (p.XXX) reflect the credit report that it was submitted with is dated  XX/XX/XXXX  and expired at the time of the Note.  The file has an updated credit report dated XX/XX/XXXX .  Provide the Final DU findings with the updated credit report dated XX/XX/XXXX  associated.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   no issue

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g., Compliance Ease, Mavent, etc.)

*** (CURED) Missing Doc - EV R
COMMENT:   The REO at XXX was refinanced   XX/XX/XXXX and the file contains the new Note and evidence of the PITIA; however, does not contain the final CD verifying the  XXX #XXXX was satisfied.   Provide the final CD for the refinance of this property.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test (12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX    and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The first payment was due XX/XX/XXXX. (No loe required)
XXXXXXXXXX	XXXXXX	XXXXXXX	743609983	AIG XXX 2020 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issue.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the  initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the  initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Points - Loan Discount Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) ) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the decrease to lender credits on  XX/XX/XXXX   did not reset the baseline. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing Title evidence - EV R
COMMENT:   The title work is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)

*** (CURED) Tax Returns - EV R
																COMMENT: The loan file is missing the signed XXXX and XXXX personal tax returns and the signed XXXX and XXXX 1065 business tax returns. Both the personal and business returns for these years are in the file; however, they are not signed by the borrowers.
XXXXXXXXXX	XXXXXX	XXXXXXX	690527032	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issue.

*** (OPEN) Credit report >90 days old at closing - EV 1

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) Missing Documentation - EV R
COMMENT:   Provide an attorney’s opinion letter or a lender’s legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by Fannie Mae or Freddie Mac and any applicable state requirements must be provided.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	918634603	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues	*** (CURED) Appraisal is stale dated without recertification in file - EV R
COMMENT:   Appraisal is stale date please provide appraisal update.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following increase: Recording Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The title work is missing the tax certificate indicated annual taxes of $XXX.

*** (CURED) Verification of Rent - EV R
COMMENT:   The borrowers are currently renting. Per the guidelines, "A satisfactory payment history for privately financed mortgages must be documented with the most recent 12 months canceled checks and/or bank statements". The loan file is missing a VOR.

*** (CURED) Missing Documentation - EV R
COMMENT:   The mortgage statement to determine if escrows is collected for the mortgage attached to the property located at XXX is missing for the loan file.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance indicates coverage of $XXX. The loan amount is $XXX and, per the appraisal, the rebuild costs is $XXX. Please provide replacement cost estimator.

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued   XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The XXXX W2 for borrower 2 is missing.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   Note date in XX/XX/XXXX  which is 43 days ago. The loan file is missing the payment history and LOE for the delay.

*** (CURED) Valid ID - Missing - EV R
																COMMENT: The government issued ID's for the borrowers are illegible.
XXXXXXXXXX	XXXXXX	XXXXXXX	782961162	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	570059591	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	152721819	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	644163969	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	942498590	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	462581519	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	996091962	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	644963568	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Wire Instructions - EV R
COMMENT:   Please confirm the wire instructions to XXX are correct. Thank you.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	681059586	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	197154996	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	203490485	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the required wiring instructions for the subject loan pur XXX by XXX. Please provide.
XXXXXXXXXX	XXXXXX	XXXXXXX	633737101	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	735277661	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	334370713	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Payment History and LOE for Delay - EV R COMMENT: A payment history is required when >15 days have elapsed since the first payment due date.
XXXXXXXXXX	XXXXXX	XXXXXXX	506724958	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   The subject loan closed in the XXXX Summer E,  XXX . The loan file is missing an attorney’s opinion letter or a lender attestation confirming that the trust meets secondary market/ applicable state guidelines

*** (CURED) Missing Documentation - EV R
COMMENT:   The updated DU findings reflecting the final loan amount and appraised value is missing.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The HOI policy in the file expires  XX/XX/XXXX . The renewal HOI policy is required.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	318371935	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX shows coverage of $XXX with an additional 25% for a total of $XXX. The loan amount is $XXX.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	721809664	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject property is in a FEMA Declared disaster area with an incident period of  XX/XX/XXXX  to XX/XX/XXXX.  The subject appraisal was completed on  XX/XX/XXXX .  A satisfactory Disaster Inspection verifying no damage to the subject property resulting from the FEMA declared disaster is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	180044097	AIG XXX 2021 - Compliance	2	2	2	1	1	2	1	1	*** (OPEN) IRS Tax Transcripts - EV 2 COMMENT: The loan file is missing the IRS tax transcripts. However, the loan file contains a signed 4506-C p. 162 so the transcripts can be obtained.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing documentation for what the $85 is for the investment property atXXX, XXX, XX which is listed on the final 1003 p.XXX.  The mortgage statement p.266 for this property shows the HOI and property taxes are escrowed. The $85 maybe HOA.

*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The loan file is missing the required hazard insurance declaration page or policy.  The file contains the hazard insurance binder p.XXX. The binder is on page XXX.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	988591862	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The VVOE through the Work Number on page XXX dated XX/XX/XXXX indicates the information provided about the borrower's employment through XXX was "Current as of XX/XX/XXXX ". Per Section 6.01 of the guidelines, "Third Party Verification of Employment— a verbal verification of employment when provided by a third party and dated within ten business days of the date of consummation is acceptable. If the “information current as-of” date on the verification is older than 35 calendar days, updated verification documentation must be provided". The VVOE does not meet this criterion.
XXXXXXXXXX	XXXXXX	XXXXXXX	312739545	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   Per the appraisal p.XXX, the subject property is on a private road. The loan file is missing the XXX guideline requirement for a private road: Private Road Maintenance agreement, title policy with private road maintenance agreement language contained within, evidence the property is located within a state or county that has statutory provisions that define the responsibilities of property owners for the maintenance and repair of a private road, so no separate agreement or covenant is required. The title commitment p.XXX does not mention a private road and does not reflect a requirement for a private road maintenance agreement.  If property is not on a private road the appraisal would need corrected.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	118027631	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Unable to verify PITI on other mortgage related obligations (ATR) - EV R
COMMENT:   The 1003 indicates the XXX mortgage #XXX in the amount of $XXX was omitted at origination. Further, the XXXX loan #XXX in the amount of $XXX attached to the rental property located XXX does appear on the credit report. Please provide documentation justifying the omission of XXX  #XXXX and a VOM for the XXX  loan #XXXX. If the rental property was refinanced and the XXX  #XXXX paid off, then the documentation verifying that is missing from the loan file.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	424566904	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: The initial disclosures provided in the loan file were electronically signed and evidence of E-consent is missing. Per regulation, the consumers must consent to receiving documents electronically. The defect can be resolved by providing the consumer's consent.
XXXXXXXXXX	XXXXXX	XXXXXXX	125925973	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the YTD XXXX P&L and Balance sheet for borrower #1's two businesses,   XXX  and for  XXX  Farmington. The subject Note date is  XX/XX/XXXX .

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. No LOE needed. The first payment date is XX/XX/XXXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	721736376	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TILA Test Failed - EV R

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ).  The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer and non-borrower spouse 3 business days prior to the consummation date,  XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   Subject loan first payment was due XX/XX/XXXX.  Please provide payment history. LOE not required.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	220020794	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	301875741	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	962732868	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   Per the final CD, the borrower gave an EMD of $XXXX and paid $XXX to close.  The EMD is documented.  The borrower has verified assets liquid assets of $XXX, which is not sufficient to close and meet the reserve requirement.  Per the 1008, the borrower is selling the departure residence and using proceeds for the pur XXX and the final 1003 reflects net proceeds of $XXX; however, the loan file does not contain the final CD for the sale of the departure residence confirming net proceeds to verify sufficient funds to close, meet reserve requirement and to confirm the  XXX Home Mortgage has been satisfied.  Provide the final CD to verify sufficient liquid funds have been verified.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the tax certification or tax bill confirming the property taxes for the subject property.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   Per the final CD, the borrower gave an EMD of $20,000 and paid $XXX to close.  The EMD is documented.  The borrower has verified assets liquid assets of $XXX, which is not sufficient to close and meet the reserve requirement.  Per the 1008, the borrower is selling the departure residence and using proceeds for the pur XXX and the final 1003 reflects net proceeds of $XXX; however, the loan file does not contain the final CD for the sale of the departure residence confirming net proceeds to verify sufficient funds to close, meet reserve requirement and to confirm the  XXX Home Mortgage has been satisfied.  Provide the final CD to verify sufficient liquid funds have been verified.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the required VVOE for both borrowers ( XXX  for the borrower and  XXX  for the co-borrower) dated within 10 days of the Note.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	758200937	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title does not reflect a policy amount and the loan file does not contain the final title policy to verify the policy amount is sufficient for the Note amount of $XXX.

*** (CURED) IRS Tax Transcripts  - EV R
																COMMENT: The loan file contains the XXXX tax returns to average the Schedule D losses per guidelines; however, the XXXX tax transcript is missing. Additionally, the figures on the unsigned XXXX tax return (p.XXX) do not match the figures on the XXXX signed tax return page (p.XXX). Provide the 2017 IRS tax transcripts and correct signed XXXX tax return.
XXXXXXXXXX	XXXXXX	XXXXXXX	385122807	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   The borrower's primary employment is as a W2; however, the borrower also has a side business which files as schedule C. The schedule C income was used along with the borrower's primary employment to qualify the loan. Please updated the final 1003 to include the borrower's side business named Promotions".

*** (CURED) Missing Documentation - EV R
COMMENT:   The current AUS on page XXX has a DTI of 47.05% which exceeds the program guidelines of 43%. The 1008 reflects a DTI of 36.60%.

*** (CURED) Missing Documentation - EV R
																COMMENT: The Secondary Valuation is missing from the loan file as required by Section 4.03 of the guidelines.
XXXXXXXXXX	XXXXXX	XXXXXXX	381176997	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.
XXXXXXXXXX	XXXXXX	XXXXXXX	157566083	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.
XXXXXXXXXX	XXXXXX	XXXXXXX	836854962	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.
XXXXXXXXXX	XXXXXX	XXXXXXX	119630915	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.
XXXXXXXXXX	XXXXXX	XXXXXXX	908396408	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues.
XXXXXXXXXX	XXXXXX	XXXXXXX	875610760	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT: The credit report is older than 90 days; however, it is not older than 120 days.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing documentation to verify the subject HOA monthly fee that the lender used to qualify. The final 1008 p.XXX and 1003 p.XXX shows the monthly HOA fee for the subject as $143.82. The appraisal p.XXX shows the monthly HOA fee as $108.33.

*** (CURED) Missing AUS - EV R
COMMENT:   The final LP submission is missing from the loan file. The subject interest rate reflected on the 1008 p.XXX is XXX% whereas the LP submission indicates a subject interest rate of XXX%.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	965946333	AIG XXX 2021 - Compliance	3	1	3	3	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Missing income documentation (ATR) - EV 1
COMMENT:   Per the COVID overlays dated XX/XX/XXXX, two months recent business bank statements are required to support the P&L.  Both borrowers are self-employed with Schedule C income and there is a P&L for each borrower.  Provide the most recent two months business bank statements as required by lender guidelines.

*** (OPEN) Property Issues indicated - EV 1
COMMENT: The subject was checked on DisasterAssistance.gov and is in a FEMA declared disaster area declared XX/XX/XXXX and the file does not have a disaster inspection report. It is to be noted, the completion report dated XX/XX/XXXX states the subject has not been affected by any natural disasters; however, this was prior to the most recent FEMA declared disaster.	*** (CURED) Missing AUS - EV R
COMMENT:   Per the loan file, the subject is a rate/term refinance of a primary residence with an LTV/CLTV of XXX/XXX% and a DTI of XXX%.  The correct LTV/CLTV/HLTV is XXX/XXX/XXX% as the subordinate lien balance is $XXX (p.XXX-credit supplement) and the line limit is $XXX and the correct DTI is XXX% using the payment of $475/month for the HELOC per the credit report (per guidelines section 7.32). Provide revised final 1008 and AUS reflecting the corrected LTV/CLTV/HLTV and DTI.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Appraisal Re-Inspection Fee $325.00. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the income worksheets from origination showing the income calculations.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	838436584	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT:   CDA confirmed value and UCDP rating was 3.  No issues noted on appraisal.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT:   The Note was prepared on  XX/XX/XXXX ; however, per the notary's signature and date, consummation took place  XX/XX/XXXX . No issue.

*** (OPEN) Title holder is not an individual - EV 1
COMMENT: The loan closed in revocable trust. Trust certification document is in file (P XXX, XXX).	*** (CURED) Hazard Insurance - EV R
COMMENT:   The HOA master insurance policy in the file expired  XX/XX/XXXX .  Please provide the renewal policy.

*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal is dated >120 days prior to the date of the note.  Missing the 1004D.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	128644790	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: The appraisal value of $XXX exceeds the predominate value of $XXX however, it does not exceed the high value of $XXX.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day self-employed VOE for the borrower for  XXX . The file contains a VOE dated  XX/XX/XXXX  which indicates it is using the business website p.XXX and the tax return p.XXX. The online business verification p.XXX the business current status is active; however, that only verifies the business is not officially closed, not that it has active business currently. There is also a bank statement p.XXX dated  XX/XX/XXXX  for the business checking account; however, the Note date is  XX/XX/XXXX  so the statement is not within 10 business days of consummation. XXX guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source, must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	207428106	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
															COMMENT: The appraisal value of $XXX exceeds the predominate value of $XXX; however, it does not exceed the high value of $XXX.	*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	692512302	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No Issues.

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Payment History and LOE for Delay - EV R COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	568873635	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	232207966	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   Per the appraisal p.14, the subject’s area is XXX acres which exceed the guidelines limit of 15 acres making the subject an ineligible property. The comparison properties p.XXX & XXX used in the appraisal have areas ranging from XXX to XXXX square feet which is less than 1 acre. The Plat Map in the appraisal p.XXX show the highlighted subject area as XXX square feet. The subject’s area is XXX acres reflected on the appraisal appears to be a mistake; however, there is no documentation in the loan file to address this to verify the subject property is an eligible property in terms of acreage.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	626807420	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work indicates the insured amount is $XXX whereas the loan amount is $XXX.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   Note at time of audit review, the disaster assistance website is currently down. Unable to check FEMA disaster area.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	724797407	AIG XXX 2020 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   No issues.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX; however, consummation took place on XX/XX/XXXX as evidenced by the notarized date on the mortgage.	*** (CURED) Asset do not meet guidelines - EV R
COMMENT:   There was a deposit of $XXX on   XX/XX/XXXX and there is an explanation (p.XXX) that states it is a return of an EMD for a previous contract that fell thru; however, there is no documentation to confirm.  Provide verification to support the explanation.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on  XX/XX/XXXX   20 was not accepted because a valid change of circumstance was not provided: Points - Loan Discount Fee. A cost to cure in the amount of $919.92 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the income calculation worksheet from origination.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Without evidence of receipt, it is assumed that the disclosure dated  XX/XX/XXXX   20 was mailed, and therefore not received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX. The defect can be cured by providing evidence that shows the consumer received the disclosure 3-business days prior to consummation. If disclosure was delivered electronically, evidence of receipt as well as the consumer's E-consent is required.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the PCCD issued on  XX/XX/XXXX  in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the initial LE issued on XX/XX/XXXX. The PCCD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)
XXXXXXXXXX	XXXXXX	XXXXXXX	518765360	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: No issues. *** (OPEN) Title holder is not an individual - EV 1 COMMENT: Title will be held in a trust.	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	666598126	AIG XXX 2021 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in AZ, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance cured at Consummation

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   Less than 120. No issue.

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX; however, per the notary's signature and date, consummation took place on XX/XX/XXXX. No issue.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	306087819	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance cured on PCCD.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
																COMMENT: The file is missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g., Compliance Ease, Mavent, etc.)
XXXXXXXXXX	XXXXXX	XXXXXXX	256415861	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Missing Fraud Report - EV R COMMENT: The loan file is missing the required fraud report.	*** (WAIVED) IRS Tax Transcripts - EV W
																	COMMENT: The IRS transcripts show No Record for 2019. The loan file contains proof the 2019 return was sent to the IRS later with a receipt from USPS p.XXX & XXX and verification from the IRS they were received p.XXX. The loan file contains a signed 4506-C p. XXX so the transcripts can be obtained.
XXXXXXXXXX	XXXXXX	XXXXXXX	232014686	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Missing Doc - EV R COMMENT: The file did not contain the required XXXX YTD P&L.	*** (WAIVED) IRS Tax Transcripts - EV W COMMENT: The file is missing the XXXX 1040 tax transcripts.
XXXXXXXXXX	XXXXXX	XXXXXXX	295753148	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1			*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Wiring Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	215793235	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	529466010	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing a photo ID for the borrower. The CIP form p.XXX in the file states the borrower has no photo ID and that bank statements and the credit report were used for ID.

*** (CURED) Income Worksheet  - EV R
																COMMENT: The loan file is missing the required Inc Worksheet.
XXXXXXXXXX	XXXXXX	XXXXXXX	468851057	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Missing Documentation - EV R
COMMENT:   The departure residence locate at XXX was retained. The loan file is missing the mortgage statement for the mortgage through Nationstar in the amount of $XXX which would verify whether the escrows are collected. If the escrows are not collected, then documentation verifying taxes and insurance will be required as well.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The final 1003 reflects an auto loan through   XXX  account #XXX with a balance of $XXX which was omitted from the ratio. The loan file is missing evidence of payoff of the auto loan. With the inclusion of the auto payment the resulting DTI is 46.50% which exceeds the program max of 43%.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX. *** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV 3
XXXXXXXXXX	XXXXXX	XXXXXXX	257073796	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing the business assets for  XXX  to go with the P&L and Balance sheet.

*** (CURED) DTI > 60% - EV R
COMMENT:   The subject loan has a DTI over 60%. The lender did not use the Notes payable in less than a year on the XXXX return p.XXX; however, the business bank statement p.XXX do not verify the business has sufficient funds available to pay this off so it must be counted. This results in a loss rather than profit as the lender got for each borrower. It should be noted that B2’s WVOE p.XXX shows Other income for XXXX and XXXX; however, the paystubs p.XXX do not indicate any Other income and there is no documentation in the loan file to explain what the Other income is; therefore, it was not used at audit and the lender did not use it per the income worksheet p.XXX. The subject loan was approved with a DTI of 42.802% and with the business losses, the DTI is now 69.717%. The addition of the 24-month average of the Other income of $XXX monthly will not reduce the DTI below 43%. The lender used the borrower’s self-employed income of $/month XXX And the co-borrower’s wage and self-employed income of $XXX/month. Audit income is the borrower’s self-employed loss of $(XXX)/month and the co-borrower’s wage income of $XXX and self-employed loss of $(XXX) for a total of $XXX/month with a DTI of 69.717%.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the 10-day VOE for each borrower from  XXX .

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	604173395	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Tolerance violation cured at consummation.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title reflects a proposed policy amount of $XXX and the loan amount is $XXX.  Provide an update to the preliminary title reflecting the correct policy amount.

*** (CURED) Missing AUS - EV R
COMMENT:   The 1008 and DU reflects a loan amount of $XXX and LTV/CLTV of XXX%; however, per the Note, the loan amount is $XXX.  Provide the final 1008 and DU Findings with the correct loan amount of $XXX and LTV/CLTV XXX%.

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 declarations show the borrower is currently a party to a lawsuit.  The loan file does not contain documentation for the status of this to evaluate if it will affect the borrower’s ability to repay.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file contains a copy of the hazard insurance policy (p.54) with sufficient coverage; however, it reflects the incorrect Mortgagee.  Provide a copy of the current hazard insurance policy reflecting the correct Mortgagee from the subject transaction.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	377395281	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   License violation, out of scope.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	933864364	AIG XXX 2021 - Compliance	3	1	3	3	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
COMMENT: License violation, out of scope.	*** (CURED) Hazard Insurance - EV R
COMMENT:   The insurance coverage is $XXX which less than the loan amount of $XXX and the rebuild cost of $XXX according to the appraisal. Please update policy.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	162580710	AIG XXX 2021 - Compliance	3	2	3	1	1	2	1	1	*** (OPEN) Tax Returns - EV 2
COMMENT: The loan file is missing the signed XXXX and XXXX personal tax returns. The returns are in the file; however, they are not signed. The IRS tax transcripts are in the file and were pulled prior to the loan consummation date. Compensating factors: DTI below 25%, LTV% less than 80% andLow DTI Ratio.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Employment History Does Not Meet Guides - EV 1
COMMENT: The lender used self-employed income to qualify; however, they borrower had been self-employed for less than 2 years at the time of application. Per the CPA letter p.XXX, the business, XXX , was owned solely by the borrower’s father. In XXXX, the father gifted the borrower 35% of his stock. While the borrower has been employed at XXX for several years, he did not become an owner until XXXX. Page XX in the loan file of the XXXX 1120 tax return verifies 100% ownership by the father. The XXXX K1 p.XXX verifies the borrower’s 35% ownership of the company in XXXX. As the borrower did not have at least a 2-year history of self-employment, the base and bonus income for the borrower was used at audit. The XXXX EOY paystub p.XXX shows the borrower earned more base than bonus. The EOY XXXX p.XXX and the XX/XX/XXXX paystub p.XXX show the borrower earned more bonus than base income. The dates on the paystubs indicate the borrower is paid semi-monthly; however, the YTD supports the borrower being paid monthly. Used the base income as paid once a month and a 36-month average of YTD, XXXX, and XXXX bonus income at audit for a total of $XXX/month which is a little less than the income amount the lender used of $XXX/month. The DTI increased less than 3% and is under 22% at audit. The documentation required to use the base and bonus income is in the file. Paystub p.XXX to XXX and W2 p.XXX and XXX. It should be noted the business tax returns p. XXX and XXX are not signed. The P&L p. XXX and the balance sheet p.XXX are signed.	*** (CURED) Missing Fraud Report - EV R
COMMENT:   The loan file is missing the required fraud report.

*** (CURED) Missing Documentation - EV R
																COMMENT: The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)
XXXXXXXXXX	XXXXXX	XXXXXXX	898335881	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1
COMMENT:   The borrowers purchased the subject in XXXX. There previous residence located atXXX, has a mortgage attached to it that showed no lates over the past 167 months.

*** (OPEN) Unable to verify PITI on other mortgage related obligations (ATR) - EV 1
															COMMENT: The final 1003 reflects two mortgages that did not appear on the initial 1003. Both mortgages are through VIP Mortgage and the 1003 indicates they are "new". The first mortgage has a balance of $XXX and the second mortgage has a balance of $XXX. The file is missing Notes for each loan verifying the terms and which property the loans are attached to (the borrowers have two rental properties located at XXX, XXX, XX and XXX, XXX, XX).	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	293468918	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Property listed for sale in past 12 months - EV 1
COMMENT: Subject pur XXX by borrowers. No issue.	*** (CURED) Missing AUS - EV R
COMMENT:   The DU Findings reflect a DTI of 22.96% and the 1008 reflects a DTI of 23.834%.  It appears the XXX payment of $XXX was not included in the DTI on the DU. Provide the final DU that matches the 1008.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the income worksheets showing the income calculations for both borrowers.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The first payment date is XX/XX/XXXX. (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	326468192	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: The appraisal value of $XXX exceeds the predominate value of $547,000; however, it does not exceed the high value of $1,850,000.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing the business bank statements. The borrower has an 1120S business which is the source of the qualifying income; however, there are no business bank statements in the file to go with the P&L. The personal bank statements p.116 only show payroll deposits and no deposits which appear to be business related.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan amount is $XXX and the Total Building Insurable Value Cost per the insurer is $XXX. (Although the Total Insurable Replacement Cost is noted at $XXX, this does not include the detached garage/workshop that is included in the Total Building Insurable Value Cost. The garage/workshop was given considerable value in the appraisal.) Please obtain policy with coverage in an amount equal to the lesser of the loan amount or the total building insurance value cost.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing verification the self-employed borrower is still current employed prior to closing. The loan file contains a 10-Day VOE p.XXX dated  XX/XX/XXXX which only shows the business was looked up on an internet website. The website search p.XXX dated  XX/XX/XXXX shows the business status is active; however, that only verifies the business is not officially closed, not that it has active business currently. XXX guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the business is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source, must include contact information and is ineligible when provided by the borrower(s).

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	117622345	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT:   The appraisal value of $XXX exceeds the predominate value of $1,000,000; however, it does not exceed the high value of $3,000,000. Appraiser notes this will not affect the subject’s marketability and the subject is not an over-improvement for the neighborhood.

*** (OPEN) Title holder is not an individual - EV 1
COMMENT: The subject property is titled in an XXX per the title commitment p.709 and closed in the Trust per the Note p.787. The loan file contains the Trust documents p.717 and the Trust Lender Counsel Opinion p.715.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing the business assets for  XXX .

*** (CURED) Missing AUS - EV R
COMMENT:   The loan file is missing the final DU. The final 1008 p.XXX and the final 1003 p.XXX show monthly income of $XXX, total subject housing payment of $XXX, and a DTI of 21.613% while the DU p.XXX shows monthly income of $XXX, total subject housing payment of $XXX, and a DTI of 35.58%.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	771922291	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: The appraisal value of $XXX is below the predominate value of $XXX; however, it exceeds the low value of $540,000. Appraiser comments p.504 that the more mature homes in the subject’s area represent the lower end of the values. Many of the older homes have been cleared for new home construction which represent the higher end of values. The subject’s neighborhood is highly desirable.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The loan file is missing the required verbal verification of employment completed within ten business days of consummation for borrower #2 for the self-employed business, XXX . The loan file contains other VOE’s which are for other businesses or for borrower #1. Page XXX is for B1 for XXX , p.XXX is for B2 for XXX , p.XXX is for B2 for XXX , p.XXX is for B2 for XXX , and p.XXX is for B1 for XXX .
XXXXXXXXXX	XXXXXX	XXXXXXX	132937491	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Appraisal is stale dated without recertification in file - EV R
COMMENT:   The appraisal is dated XX/XX/XXXX and the note is dated XX/XX/XXXX.  The appraisal exceeded 120 days and a 1004D is required.

*** (CURED) Lender Approval - EV R
COMMENT:   The originator  XXX  is not listed amongst the Lender Affiliated Matrix.

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.	*** (WAIVED) Final Inspection - EV W
																	COMMENT: The appraisal dated XX/XX/XXXX was completed prior to the disaster end date of XX/XX/XXXX. The appraiser had no comment regarding the FEMA declaration. A post-disaster property inspection is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	357422585	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Tolerance violation cured at consummation.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX. No issue.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	369244972	AIG XXX 2021 - Compliance	3	1	3	3	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under a separate category.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Per the final 1003 p.XXX, base and bonus income were used to qualify. The WVOE p.XXX is not legible as much of the information has squares in place of letter and figures like the document did not print correctly. The loan file contains 3 paystubs p.XXX to XXX. The paystubs show Salary Base Pay and Bonus with 401K. There is nothing in the loan file to explain how the Bonus with 401K works. Is it money that goes into the 401K and is not actually paid to the borrower as income? It is not clear that the Bonus with 401K can be used as income. The income used by the lender was used at audit as the income could not be determined with the documentation in the loan file at the time of audit.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
																COMMENT: There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely. If disclosure was received electronically, the Econsent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	167688722	AIG XXX 2021 - Compliance	3	1	1	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under a separate category.	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	595667854	AIG XXX 2021 - Compliance	3	1	1	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under a separate category.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under separate finding

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   no issue

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee ( XX/XX/XXXX).  A cost to cure in the amount of $17.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
																COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee ( XX/XX/XXXX). A cost to cure in the amount of $17.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).
XXXXXXXXXX	XXXXXX	XXXXXXX	935331492	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under a separate category.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing 2 months of bank statements for the business  XXX . There is a printout p.XXX which covers  XX/XX/XXXX  to  XX/XX/XXXX .

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $60.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $60.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The loan file is missing the P&L and the Balance sheet for Schedule C Consultant business.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the 10-day VOE for the Schedule C Consultant business

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the lender’s Income Worksheet for the 1065 business,  XXX .

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	970606068	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   no issue

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT: License violation, out of scope.	*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the Initial LE date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, baseline did not reset as a result of the following additions/increases: Title Fees. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on   XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX   . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	319092247	AIG XXX 2021 - Compliance	3	2	3	1	3	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   no issue

*** (OPEN) ComplianceEase TILA Test Failed - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 1
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee ( XX/XX/XXXX .  A cost to cure in the amount of $2.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 1
COMMENT: The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: Recording Fee ( XX/XX/XXXX . A cost to cure in the amount of $2.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The DU Findings reflect the seller/Lender credit exceeds the actual closing costs.  There is not a seller credit on the CD.  Please provide the final DU Findings with this finding removed.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Title Closing Protection Letter, Title Lenders Title Insurance, Title Settlement/Closing Fee were included in Section B of the CD issued on  XX/XX/XXXX .  However, the fees should have been entered under Section C.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The first payment was due XX/XX/XXXX. (No LOE required)
XXXXXXXXXX	XXXXXX	XXXXXXX	134580280	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
															COMMENT: License violation, out of scope.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the required wiring instructions for the subject loan pur XXX by XXX. Please provide.
XXXXXXXXXX	XXXXXX	XXXXXXX	627955633	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   License violation, out of scope.

*** (OPEN) Missing income documentation (ATR) - EV 1
COMMENT: The 2018 business tax returns forXXX, including K-1 and all schedules, is missing from the loan file.	*** (CURED) Missing Documentation - EV R
COMMENT:   The borrowers' former residence located at XXXwas sold  XX/XX/XXXX  according to the CPA letter on page XXX. Please provide the Final CD from the sale to verify the sale date.

*** (CURED) Verification of Rent - EV R
COMMENT:   The borrowers were renting the departure residence located at XXX for the previous 6 months. The VOR is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The tax cert is missing from the loan file.

*** (CURED) Loan does not conform to program guidelines - EV R
COMMENT:   The originator for the subject loan is  XXX . According to the appraisal, the lender that order the report is  XXX .  Per Section 1.01 for appraisals, "All eligible appraisal and valuation reports must be in the name of the originating lender. No transfers or assignments allowed.”

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	300718295	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT:   License violation, out of scope.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: The appraisal value of $XXX exceeds the predominate value of $775,000; however, it does not exceed the high value of $3,550,000.	*** (CURED) Missing Documentation - EV R
COMMENT:   Per the lender loan approval p.XXX and the final 1003 p.XXX, the borrower is refinancing the investment property, XXX, XXX, XX. The loan file is missing documentation verifying the new mortgage terms for this property. Audit used the new debt information on the final 1003.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file is missing the required updated hazard insurance policy.  The HOI policy in the file p.XX expires on  XX/XX/XXXX  and the Note p.19 is dated  XX/XX/XXXX .  The HOI policy in the file will expire within 50 calendar days from the loan closing.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	683694971	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
															COMMENT: License violation, out of scope.	*** (CURED) Payment History and LOE for Delay - EV R COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	473289250	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase State Regulations Test Incomplete - EV 1
COMMENT: License violation, out of scope.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Loan Discount Points on disclosure  XX/XX/XXXX  was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $555.90 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) VVOE > 10 days prior to Note date - EV R
																COMMENT: The loan file is missing the 10-day VOE for each borrower. The borrowers are both self-employed and the file contains a XXX website business search p.XXX dated XX/XX/XXXX which shows the business current status is active; however, that only verifies the business is not officially closed, not that it has active business currently. There is also a bank printout p.846 dated XX/XX/XXXX for the business checking account; however, it only shows 2 deposits for the month and neither is payment for business transacted. The XX/XX/XXXX $XXX deposit is a SCI cash distribution and the XX/XX/XXXX $XXX deposit is a transfer from savings. XXX guidelines list the following as acceptable verification of self-employment prior to closing: Evidence of current work (executed contracts or signed invoices that indicate the business is operating on the day the lender verifies self-employment); Evidence of current business receipts within 10 days of the Note date (payment for services performed); Business website demonstrating activity supporting current business operations (timely appointments for estimates or service can be schedules); Lender certification the nosiness is open and operating. If the lender opts to provide a lender certification (lender confirmed through a phone call or other means); the certification must be provided by an arm’s length third-party source, must included contact information and is ineligible when provided by the borrower(s).
XXXXXXXXXX	XXXXXX	XXXXXXX	844881038	AIG XXX 2021 - Compliance	3	1	3	3	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase State Regulations Test Incomplete - EV 1
COMMENT:   License violation, out of scope.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1	*** (CURED) 1003 Application [information not provide] - EV R
COMMENT:   Page 4 of the application shows 8 properties that are either rentals or sales. The address has been cut off and are missing the zip codes and the street addresses. Please update the 1003 to reflect the entire address for each property and move the status for 812 Claytor Square from "pending sale" to "sale".

*** (CURED) Missing AUS - EV R
COMMENT:   The AUS indicates a DTI of 38% whereas the 1008 reflects a DTI of 42%.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal Fee on disclosure  XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $900.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1003 reflects a liability through  XXX  account #XXX with a balance of $XXX and monthly payment of $29 which does not appear on the credit report. Please provide a current statement verifying the balance and monthly payment.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	399860790	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 1
COMMENT: This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase and addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Loan Discount Points and Appraisal Reinspection Fee. A cost to cure in the amount of $679.67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase and addition to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Loan Discount Points and Appraisal Reinspection Fee. A cost to cure in the amount of $679.67 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Appraisal on disclosure  XX/XX/XXXX  was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $50.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	461299557	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	788281877	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT:   Subject value exceeds the predominate value of $362,000; however, it does not exceed the high value of $4,000,000.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Discount Points on disclosure  XX/XX/XXXX  was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $711.04 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the Discount Points on disclosure  XX/XX/XXXX  was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $711.04 is required. The defect can be cured by reimbursing the consumer or by providing a date for the  change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing valid paystubs for both borrowers to go with the WVOE’s. The borrower’s paystub dated 1 XX/XX/XXXX and the co-borrower’s paystub dated   have both expired per the COVID guidelines of credit documents being valid for 60 days.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the required Inc Worksheet for each borrower.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	793810771	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX	*** (WAIVED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV W
																	COMMENT: The borrower received gift funds from her brother and fiancé. The max DTI is 40% for a non FTHB with gift funds per section 8.07 of the jumbo guide. The DTI is 40.73%, which exceeds the maximum.
XXXXXXXXXX	XXXXXX	XXXXXXX	227368327	AIG XXX 2021 - Compliance	3	2	3	1	3	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final DU and the final 1008. The DU p.146 and the 1008 p.XXX in the file shows the subject’s appraised value at $XXX and an LTV of XX%. The appraisal p.4 and the CDA p.XXX in the file both show the subject’s appraised value at $XXX which is an LTV of XX%.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of an initial CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the required verbal verification of employment completed within ten business days of consummation. The file contains a WVOE p.XXX dated  XX/XX/XXXX  which is 11 business days prior to the Note date of  XX/XX/XXXX  p.XXX.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	186695473	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	183167959	AIG XXX 2021 - Compliance	3	2	3	1	1	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on  XX/XX/XXXX  was provided more than 60 calendar days after the consummation date,  XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in CA, model H-9 should have been used	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on  XX/XX/XXXX  and per the last revised CD issued on  XX/XX/XXXX , the loan disbursed on  XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on  XX/XX/XXXX .  The defect can be cured by providing the true funding date.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	669391715	AIG XXX 2021 - Compliance	3	2	3	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in OR, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title work reflects an insured amount of $XXX whereas the loan amount is $XXX

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The borrower is a physician which owns 10% of the partnershipXXXthat he works for. The W2's for  XXXX and XXXX fromXXXis missing from the loan file.

*** (CURED) Income Worksheet  - EV R
COMMENT:   The underwriter's income worksheet is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).
XXXXXXXXXX	XXXXXX	XXXXXXX	472516907	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title does not reflect the policy amount and the loan file does not contain the final title policy verifying the policy amount is sufficient for the loan amount of $XXX.

*** (CURED) Missing AUS - EV R
COMMENT:   The DU Findings have an appraised value of $XXX with an LTV/CLTV of XXX%, while the actual appraised value is $XXX.  Provide updated final DU with the correct appraised value and LTV/CLTV.

*** (CURED) Missing Documentation - EV R
COMMENT:   Missing evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g., Compliance Ease, Mavent, etc.)

*** (CURED) Missing Doc - EV R
COMMENT:   The loan file does not contain the signed XXXX and XXXX tax returns.  The returns are in the file; however, they are not signed.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	913469737	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The preliminary title does not reflect the policy amount and the loan file does not contain the final title policy to verify the policy amount is sufficient for the Note amount of $XXX

*** (CURED) Missing AUS - EV R
COMMENT:   The 1008 DTI is 39.47% and the DU DTI is 39.01%, provide the final DU Findings matching the final 1008.

*** (CURED) Hazard Insurance - EV R
																COMMENT: The hazard insurance policy (p.XXX) has coverage of $XXX and the loan amount is $XXX. The loan file is missing the Replacement Cost Estimate to confirm the coverage is sufficient.
XXXXXXXXXX	XXXXXX	XXXXXXX	976426397	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Title holder is not an individual - EV 1
COMMENT: Subject held in a trust No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase to the following fee(s) was not accepted because a valid reason was not provided: (Recording Fee $152.52)  on  XX/XX/XXXX .  A cost to cure in the amount of $5.12 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The tax cert is missing from the loan file.

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The XXXX K-1 for XXX is missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	747560893	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under a separate category.

*** (OPEN) Title holder is not an individual - EV 1
COMMENT: The subject loan closed in a Trust and the loan file does not contain the required Attorney Opinion letter. The lender guidelines section 5.04 require an attorney’s opinion letter or a lender’s legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by Fannie Mae or Freddie Mac and any applicable state requirements must be provided. The file contains a lender attestation (p.XXX); however, it is signed by the Underwriting Manager, not officer of the company or Legal Counsel as required.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   The loan failed the charges that in total cannot increase more than 10% test (12 CFR §1026.19(e)(3)(ii)). The increase/addition to the following fee(s) was not accepted because a valid reason was not provided: Title Endorsements ($50.00 added on  XX/XX/XXXX ), Lenders Title Policy (increased $285.00 on  XX/XX/XXXX ), Messenger Fee ($45.00 added on  XX/XX/XXXX ), Notary Fee (increased $25.00 on  XX/XX/XXXX ),  Recording Service Fee ( $25.00 added on  XX/XX/XXXX ), Technology Fee ($75.00 added on  XX/XX/XXXX ), and Wire Fee ($50.00 added on  XX/XX/XXXX ).  A cost to cure in the amount of $110.10 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the increase.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD,  copy of the refund, and proof of delivery (mailing label).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on  XX/XX/XXXX  and per the last revised CD issued on  XX/XX/XXXX , the loan disbursed on  XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on  XX/XX/XXXX .  The defect can be cured by providing the true funding date.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	623046475	AIG XXX 2021 - Compliance	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
														COMMENT: The Service Provider List issued on XX/XX/XXXX was not disclosed within 3 days of the application date, XX/XX/XXXX . As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	780948500	AIG XXX 2021 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in AZ, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category.	*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	106583980	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category.	*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final AUS submission. The AUS reflects a DTI of 38.02% whereas the 1008 indicates a DTI of 37.084%.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Initial Escrow Account Statement is missing from the loan file. The defect can be cured by providing the IEAD.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX..
XXXXXXXXXX	XXXXXX	XXXXXXX	234110464	AIG XXX 2021 - Compliance	3	2	2	1	3	2	1	1	*** (OPEN) Tax Returns - EV 2
COMMENT: The loan file is missing the signed XXXX and XXXX personal tax returns. The returns are in the file; however, they are not signed. The IRS tax transcripts are in the file and were pulled prior to the loan consummation date.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
																COMMENT: This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.
XXXXXXXXXX	XXXXXX	XXXXXXX	175557639	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category.	*** (CURED) ComplianceEase Risk Indicator is "Elevated" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   The lender used Other Income for the co-borrower.  The WVOE in file p.XXX shows this income as Other Income.  The paystub p.475 shows the bulk of the income coming from Regular income and from  XXX  which is Restricted Stock Unit.  Restricted Stock Unit requires proof of the stock vesting, a history of receiving the income from the stock, the RSU stock agreement, etc.  The XXXX and XXXX W2’s p.XXX and XXX show RSU’s.  The borrower is employed per the 1003 p.XXXX and there are paystubs p.471, W2’s p.XXX, a lender income worksheet p.XXX, and a 10-day VOE p.XXX in the file.  However, underwriter notes on the 1008 p.3 state that the borrower’s income is not being used as the broker asked to have the income removed when a VOE was required.  There is no further explanation regarding the borrower’s income.  Only the co-borrower’s wage income was used at audit resulting in a DTI of 58.10% which exceeds guidelines.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ).  The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	464738244	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category.	*** (CURED) ComplianceEase RESPA Test Failed - EV R
COMMENT:   The Service Provider List issued on  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX . As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosure was delivered timely.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosure was delivered timely.

*** (CURED) Homeownership Counseling List - EV R
COMMENT:   The Homeownership Counseling Disclosure (HOC) is missing. The defect can be cured by providing evidence that shows the disclosure was provided to the consumer within 3-business days of application,   XX/XX/XXXX. The defect can be resolved by providing evidence showing the document was issued to the consumer within 3 business days of application.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date.
XXXXXXXXXX	XXXXXX	XXXXXXX	272621878	AIG XXX 2021 - Compliance	3	2	3	1	3	2	1	1	*** (OPEN) IRS Tax Transcripts - EV 2
COMMENT: The loan file is missing the IRS tax return transcripts. Only have W2 transcripts in file p.482. However, the loan file contains a signed 4506-C p.108 so the transcripts can be obtained.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under a separate category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed #2 - EV R
COMMENT:   This loan failed the charges that cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	869353230	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 1
COMMENT: Violation addressed under another category.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing documentation verifying the subject’s property tax amount.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) Although evidence was provided showing the consumer received the disclosure electronically, the consumer's consent to receive disclosures via email was not provided. Per regulation, creditors using electronic delivery methods, such as email, must also comply with § 1026.38(t)(3)(iii) (consumer consent and other applicable provisions of the Electronic Signatures in Global and National Commerce Act). The defect can be cured by providing the E-consents.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) VVOE > 10 days prior to Note date - EV R
COMMENT:   The loan file is missing the required verbal verification of employment completed within ten business days of consummation for the borrower.

*** (CURED) Wiring Instructions  - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.	*** (WAIVED) Income documentation does not meet guidelines - EV W
																	COMMENT: The loan file is missing the P&L and Balance Sheet for the Schedule C business as required by the guidelines. The IRS tax transcript for XXXX p.XXX lists income from a Schedule C business. It is not known who owns this business as there are no tax returns in the file; however, no income from this business is being used to qualify.
XXXXXXXXXX	XXXXXX	XXXXXXX	331647525	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase TILA Test Failed - EV 1
COMMENT: Violation addressed under another category.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on PCCD  XX/XX/XXXX   was not accepted because the change occurred after consummation: increase of Loan Discount Fee from $XXX to $XXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on PCCD  XX/XX/XXXX   was not accepted because the change occurred after consummation: increase of Loan Discount Fee from $XXX to $XXX.  A cost to cure in the amount of $XXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition of the following fees on PCCD  XX/XX/XXXX   was not accepted because the change occurred after consummation: increase of Loan Discount Fee from $XXX to $XXX.  A cost to cure in the amount of $,XXX is required. The defect can be cured by reimbursing the consumer or providing any missing revised disclosure with changes prior to consummation. If curing with a reimbursement, the following documents are required as well: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)

*** (CURED) Wire Instructions - EV R
COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.	*** (WAIVED) Appraisal is stale dated without recertification in file - EV W
																	COMMENT: The loan is aged greater than 90 days and the file does not contain an appraisal update as required by Jumbo guidelines.
XXXXXXXXXX	XXXXXX	XXXXXXX	718623186	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase State Regulations Test Failed - EV 1
COMMENT: License violation, out of scope.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	271980837	AIG XXX 2021 - Compliance	3	2	3	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase TILA Test Failed - EV 1
COMMENT: Violation addressed under another category.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX  did not reset the baseline: Loan Discount Points $XXXThe violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	822789515	AIG XXX 2020 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing evidence of TRID Disclosure Delivery - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase TILA Test Failed - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: The CDA supported the value and FNMA UCDP score was 2.6. No issue.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on  XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $100.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on  XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $100.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees on  XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Appraisal Fee. A cost to cure in the amount of $100.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The pur XXX contract (P XXX) has a Solar Lease / Solar Loan Assumption Addendum (P XXX) indicating the subject property has a leased solar system the buyer was to assume.  The payment for the system is listed on the 1003, but the contract is not in the file.  The appraiser mentioned the subject property has leased solar electric panels but no value was attributed (P XXX).  Title (P 798) did not reflect solar system. The documentation to verify payment and terms of agreement for solar system is missing from the file.  For purpose of audit, the payment reflected on 1003 was included in DTI.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)

*** (CURED) Transmittal (1008) is Missing - EV R
COMMENT:   The 1008 (P 3) reflected a DTI of 40.39%.  The AUS (P XXX) reflected a DTI of 42%.  Interest rate was XXX%. 1008 reflected XXX%.  Total monthly debt on AUS $XXX  Total debt on 1008 $XXX.  Income for Borrower on 1008 $XXX.  Income on AUS/1003 for Borrower $XXX.  The file is missing final 1008.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	625244048	AIG XXX 2021 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date, XX/XX/XXXX. Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase TILA Test Failed - EV 1
COMMENT: Violation addressed under another category.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))  Because the loan failed the initial CD delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes. Therefore, the increase to the following fees on  XX/XX/XXXX did not reset the baseline: Credit Report Fee. The violation may be cured if documentation is provided showing the disclosure was delivered timely.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date.  The first payment date is XX/XX/XXXX (no LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	393129660	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: While the subject value exceeds the predominate value of the neighborhood, it does not exceed the highest value. The appraiser comments that the demand has exceeded the supply of available homes for sale.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title commitment in file p.363 shows the policy amount as $590,000 while the loan amount is $595,000.
Note, the commitment shows a Date Issued of  XX/XX/XXXX; however, the commitment date is  XX/XX/XXXX.  The Note is dated  XX/XX/XXXX  the  XX/XX/XXXX was an update to the initial.

*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The loan file is missing documentation to verify the borrower is an account holder of XXX  sav #6000. The file contains a XXX  printout for the account p.166; however, it does not reflect the account holder name.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Re-Evaluation Fee. The change occurred on  XX/XX/XXXX ; however, the disclosure was not issued until  XX/XX/XXXX .  A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Re-Evaluation Fee. The change occurred on  XX/XX/XXXX ; however, the disclosure was not issued until  XX/XX/XXXX .  A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase to the following fees was not accepted because the change was not disclosed within 3-business days: Appraisal Re-Evaluation Fee. The change occurred on  XX/XX/XXXX ; however, the disclosure was not issued until  XX/XX/XXXX .  A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing evidence that the change was disclosed within 3-business days. If curing with a reimbursement, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The loan file is missing the required fraud report.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc)

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   The loan file is missing the borrower’s W2’s for XXXX and XXXX.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on  XX/XX/XXXX  in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the initial LE issued on  XX/XX/XXXX . The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	149780671	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
															COMMENT: License violation, out of scope.	*** (CURED) Payment History and LOE for Delay - EV R COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	262230504	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
COMMENT: License violation, out of scope.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. First payment date was XX/XX/XXXX (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	493876495	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
COMMENT: License violation, out of scope.	*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	164570877	AIG XXX 2021 - Compliance	3	1	3	1	3	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
COMMENT:   License violation, out of scope.

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   Within 120 days.  No issue.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points $XXX A cost to cure in the amount of $593.35 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change and the disclosure.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on XX/XX/XXXX was not accepted because a valid change of circumstance was not provided: Discount Points $XXX. A cost to cure in the amount of $593.35 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change and the disclosure.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject was checked on DisasterAssistance.gov and is in a FEMA declared disaster area with an incident period of  XX/XX/XXXX - XX/XX/XXXX .  The loan file does not contain the required disaster inspection.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) )  The initial CD is missing from the loan file. The only CD provided was issued XX/XX/XXXX and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date, XX/XX/XXXX. If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   There is no evidence of an initial and revised CD provided to the non-borrower. Per regulation, CD(s) must be provided to all who have the right to rescind. The defect can be resolved by providing evidence showing the non-borrower received the disclosure timely.  If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Cash to Close on the CCTC table on page XXX of the CD issued on XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on  XX/XX/XXXX. The CD shows $XXX whereas the LE $XXX; these two must match. The defect can be resolved by providing a corrected PCCD and proof of delivery (mailing label).

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. The first payment date is XX/XX/XXXX. (No LOE Required)
XXXXXXXXXX	XXXXXX	XXXXXXX	404758190	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase Risk Indicator is "Significant" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase State/Local Predatory Test Failed - EV 1
COMMENT: License violation, out of scope.	*** (CURED) Application Missing - EV R
COMMENT:   The initial 1003 is missing. Unable to determine if the following were disclosed within 3 business days from the application date (where applicable): Initial LE, Home Loan Toolkit, Homeownership Counseling Disclosure.

*** (CURED) Missing AUS - EV R
COMMENT:   The AUS in file reflects a DTI of 46.14%.  It appears the previous primary, which was retained, was counted twice.  An updated AUS with correct DTI is required.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: A payment history is required when >15 days have elapsed since the first payment due date. (No LOE is required)
XXXXXXXXXX	XXXXXX	XXXXXXX	357235693	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1 COMMENT: Violation addressed under another category. *** (OPEN) Credit report >90 days old at closing - EV 1	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Appraisal Desk Review. A cost to cure in the amount of $150.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	148334398	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Credit report >90 days old at closing - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Missing Documentation - EV R
COMMENT:   The final 1008 is missing from the loan file. The DTI reflected on the AUS is 26.11% whereas the 1008 indicted a DTI of 29.53%. The DTI reflected on the AUS more lines up with the audit review.

*** (CURED) Missing asset documentation (ATR) - EV R
COMMENT:   The XXXX Schedule E indicates another S-Corp owned by the borrower,  XXX . Please provide the XXXX-XXXX business tax returns with all schedule for  XXX .

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	305738324	AIG XXX 2021 - Compliance	3	2	3	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in AZ, model H-9 should have been used.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Credit report >90 days old at closing - EV 1
															COMMENT: Less than 120. No issue.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	548981135	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   The credit report is more than 90 days old; however, it is less than 120 days old.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the following XXX K1’s to verify the borrowers do not have ownership of 25% or more.  XXX  for B1,  XXX   XXX  for B1 and  XXX   XXX  for B2. The XXX K1’s for these companies show the borrowers each own less than 1% and there are no losses.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.

*** (CURED) Tax Returns - EV R
COMMENT:   The loan file is missing the signed XXX and XXX 1120S tax returns for XXX . The returns are in the file; however, they are not signed.

*** (CURED) Valid ID - Missing - EV R
COMMENT:   The loan file is missing the government issued photo ID for both borrowers and there is no Patriot Act form completed by the lender in the file.

*** (CURED) Wiring Instructions  - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	173402435	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Quality of Appraisal Report Unacceptable - EV R
COMMENT:   The appraisal report indicates the lender/client as  XXX ; however, the originator is  XXX c.  XXX  was not the originator and does not appear on XXX's Lender Affiliated Matrix. The  appraisal reports must be prepared for the current transaction and in the name of the originating lender. No transfers or assignments allowed.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	855396177	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT:   No issue, within high and low

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Wire Instructions - EV R COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	358328366	AIG XXX 2021 - Compliance	1	1	1	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Property value and predominant value vary by more than 50% - EV 1
COMMENT: There was no indication the predominant value impacted the value of subject property. CDA confirmed value and UCDP score was "1".	*** (CURED) Hazard Insurance - EV R
COMMENT:   The hazard insurance policy in the file (P XXX), expired  XX/XX/XXXX   .  An updated policy is required.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   There is no evidence of the Econsent for the non-borrower on the initial CD dated  XX/XX/XXXX .   If disclosure was received electronically, the Econsent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   A copy of page XXX of the final CD dated  XX/XX/XXXX  was not provided in the loan file.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	149575024	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX. No issue.	*** (CURED) Payment History and LOE for Delay - EV R COMMENT: A payment history is required when >15 days have elapsed since the first payment due date.
XXXXXXXXXX	XXXXXX	XXXXXXX	943299025	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
															COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Income Worksheet - EV R COMMENT: The loan file is missing the income worksheet for Schedule C business
XXXXXXXXXX	XXXXXX	XXXXXXX	168573952	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX. No issue.	*** (CURED) Hazard Insurance - EV R
COMMENT:   The loan file is missing the Replacement Cost Estimate from the hazard insurance company. The HOI policy in file p.XXX shows coverage of $XXX with an additional increased coverage amount of $XXX for a total of $XXX. The loan amount is $XXX.

*** (CURED) Payment History and LOE for Delay - EV R
																COMMENT: The loan file is missing the payment history as it is more than 15 days past the first payment due date of XX/XX/XXXX. No LOE is required.
XXXXXXXXXX	XXXXXX	XXXXXXX	304792593	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on  XX/XX/XXXX  and per the last revised CD issued on  XX/XX/XXXX , the loan disbursed on  XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on  XX/XX/XXXX .  The defect can be cured by providing the true funding date.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	385854480	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The 1003 reflects a loan through a lender named Mosaic in the amount of $XXX which does not appear on the credit report. The loan file is missing documentation verifying the type of loan and the payment history.

*** (CURED) Missing Doc - EV R
COMMENT:   The preliminary title #8 (p.XXX) states there is a lien against the subject property held by XXX. in the non-borrowing spouses name dated  XX/XX/XXXX .  Documentation has been provided showing this is an active loan.  Provide documentation confirming this lien has been subordinated to the subject loan.

*** (CURED) ROR funding date before end of required rescission period  - EV R
																COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD/PCCD issued on XX/XX/XXXX , the loan disbursed on XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX . The defect can be cured by providing the true funding date.
XXXXXXXXXX	XXXXXX	XXXXXXX	762704208	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) Missing Documentation - EV R
COMMENT:   Evidence of ATR/QM compliance via satisfactory compliance report run prior to closing (e.g. Compliance Ease, Mavent, etc.) is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The fraud report is missing from the loan file.

*** (CURED) ROR funding date before end of required rescission period  - EV R
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on  XX/XX/XXXX  and per the last revised CD issued on  XX/XX/XXXX , the loan disbursed on  XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on  XX/XX/XXXX .  The defect can be cured by providing the true funding date.

*** (CURED) Title Issue - EV R
COMMENT:   The title work does not provide the insured amount which should be $XXX.

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	196940612	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT:   The Note was prepared on  XX/XX/XXXX ; however, per the notary's signature and date, consummation took place  XX/XX/XXXX . No issue.

*** (OPEN) Title holder is not an individual - EV 1
COMMENT: Allowable and all required docs are in the loan file. No issue.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Appraisal fee increased from $575.00 to $590.00 and Appraisal Review fee added for $150.00. A cost to cure in the amount of $165.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The increase/addition to the following fees on  XX/XX/XXXX  was not accepted because a valid change of circumstance was not provided: Appraisal fee increased from $575.00 to $590.00 and Appraisal Review fee added for $150.00. A cost to cure in the amount of $165.00 is required. The defect can be cured by reimbursing the consumer or providing a valid reason for the change.  If curing the violation with a refund, the following documents are required: LOE to consumer(s), corrected PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) Income Worksheet  - EV R
COMMENT:   The loan file is missing the income calculation worksheets for both borrower’s showing how income was calculated.

*** (CURED) Missing Doc - EV R
																COMMENT: DU findings missing the correct appraised value of $XXX
XXXXXXXXXX	XXXXXX	XXXXXXX	910397165	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on XX/XX/XXXX ; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
COMMENT:   The loan file is missing an updated statement for  XXX  retirement #XXX-XXX.  The quarterly statement in the file p.XXX is dated  XX/XX/XXXX. This account is listed on the final 1003.

*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase Risk Indicator is "Moderate" - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing the final 1008. The DU p.XXX and the final 1003 p.XXX show the borrower’s income as $XXX/month while the 1008 in file p.XXX shows $XXX/month.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Missing balance sheet for Fine Brand Watches. P&L p.XXX shows zero sales and zero income.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The loan file is missing the IRS 1040 transcripts.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The CD issued on  XX/XX/XXXX  does not reflect the correct Disbursement Date when compared to the ALTA Statement.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) ROR funding date before end of required rescission period  - EV R
																COMMENT: The loan failed the Right of Rescission test. The funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX and per the last revised CD issued on XX/XX/XXXX , the loan disbursed on XX/XX/XXXX . Loan could not disburse until after the end of the rescission period; rescission ended on XX/XX/XXXX . The defect can be cured by providing the true funding date.
XXXXXXXXXX	XXXXXX	XXXXXXX	249132078	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Settlement date is different from note date - EV 1
COMMENT: The Note was prepared on 1/20/21; however, per the notary's signature and date, consummation took place XX/XX/XXXX . No issue.	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The title reflects an insured amount of $XXX whereas the loan amount is $XXX. Please provide an updated title work indicating te correct insured amount.

*** (CURED) Missing Documentation - EV R
COMMENT:   The underwriters income calculation worksheet is missing from the loan file.

*** (CURED) Missing Documentation - EV R
COMMENT:   The 1008 on page XXX reflects monthly income for the borrower of $XXX and $XXX for the co-borrower with a back debt of $XXX and a DTI of 36.71%. The AUS on page 182 indicates monthly income for the borrower of $XXX and $XXX for the co-borrower with back debt of $XXX and a DTI of 21.09%. The income calculated during audit was closest to the 1008 whereas the back debt and DTI was closest to the AUS. The loan file is missing the final 1008 and AUS.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	384047097	AIG XXX 2021 - Compliance	3	2	3	3	3	1	1	2	*** (OPEN) Homeownership Counseling List - EV 2
COMMENT:   The Homeownership Counseling Disclosure (HOC) dated  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX . The defect can be resolved by providing evidence that shows the disclosure was provided within 3-business days of application.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on <enter issue date> was provided more than 60 calendar days after the consummation date, XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation. No rebuttal response required. Cure accepted 60 days from discovery.	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 1
COMMENT:   Violation listed under another category.

*** (OPEN) ComplianceEase RESPA Test Failed - EV 1
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase TRID Tolerance Test Failed - EV 1
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT:   No issue.  Within 120 days.

*** (OPEN) Unable to verify PITI on other mortgage related obligations (ATR) - EV 1
COMMENT: Per the loan application, the borrowers own a property located at XXX The mortgage statement for this property and tax bill is in the loan file (p.XXX, XXX); however, the hazard insurance reflects the property address asXXX. There is no explanation for the discrepancy in the property address. Does the borrower own two properties or is there an error on the hazard policy? Provide clarification.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase RESPA Test Failed - EV R
COMMENT:   The loan failed the Initial Loan Estimate delivery date test (from application). The Initial LE issued on  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX . If a Loan Estimate was given within 3 days of the application, the defect can be resolved by providing such disclosure.

*** (CURED) ComplianceEase TILA Test Failed - EV R
COMMENT:   Violation addressed under another category.

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) Because the loan failed the initial LE delivery date test, any values that would change under a valid changed circumstance if the disclosure had been delivered timely, will not be considered valid for tolerance purposes; baseline begins at $0.00 and will not reset. The violation may be cured if documentation is provided showing disclosures delivered timely.

*** (CURED) Missing Documentation - EV R
COMMENT:   The subject property is on a private road and the appraiser states the private roads are maintained by the HOA.  The loan file does not contain the required road maintenance agreement and the title policy does not reference the private road maintenance agreement.  Per lender guidelines section 3.09, one of the two is required.

*** (CURED) Missing Fraud Report - EV R
COMMENT:   The loan file is missing the required Fraud Report.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   This loan failed the initial closing disclosure delivery date test ( 12 CFR §1026.19(f) (1)(ii) ) The initial CD is missing from the loan file. The only CD provided was issued  XX/XX/XXXX  and signed at consummation. The violation can be cured by providing the initial CD as well as evidence showing that it was received by the consumer 3 business days prior to the consummation date,  XX/XX/XXXX . If disclosure was delivered electronically, the E-consent is required as well.

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Service Provider List issued on  XX/XX/XXXX  was not disclosed within 3 days of the application date,  XX/XX/XXXX . As a result, fees that the borrower could shop for were tested under 10% tolerance. The defect can be resolved by providing the SPL that was provided to the consumer within 3 business days of application.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Property Issues indicated - EV R
																COMMENT: The appraisal reflects the subject is zoned as Agricultural Estate (p.XXX); however, there is an addendum from the appraiser (p.XXX) that states this is common for the neighborhood and there is no sign of a working farm or commercial/mixed use. The IRS Tax transcripts for XXXX & XXXX (p.XXX) reflect a Schedule F Farm loss each year. The loan file does not contain clarification for the Schedule F losses and per lender guidelines section 3.02 Live/Working projects are ineligible.
XXXXXXXXXX	XXXXXX	XXXXXXX	564517860	AIG XXX 2021 - Compliance	2	2	1	1	2	1	1	2	*** (OPEN) ComplianceEase Exceptions Test Incomplete - EV 2
COMMENT:   This loan failed the reimbursement date post-consummation revised closing disclosure delivery date test. The PCCD issued on XX/XX/XXXX was provided more than 60 calendar days after the consummation date,   XX/XX/XXXX . Per § 1026.19(f)(2)(v)), if the creditor cures a tolerance violation by providing a reimbursement to the consumer, the creditor must deliver or place in the mail a corrected Closing Disclosure that reflects the reimbursement no later than 60 calendar days after consummation.  No rebuttal response required. Cure accepted 60 days from discovery.

*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT: The Title Lenders Title Insurance and the Title Settlement Fee, was included in Section B of the CD issued on XX/XX/XXXX . However, the fee should have been entered under Section C.	*** (OPEN) ComplianceEase Risk Indicator is "Moderate" - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) ComplianceEase TILA Test Failed - EV 1
COMMENT:   Violation addressed under another category.

*** (OPEN) Credit report >90 days old at closing - EV 1
COMMENT: Under 120 days.	*** (CURED) ComplianceEase Exceptions Test Failed - EV R

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the Appraisal Desk Review on the LE  XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $75.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) ComplianceEase TRID Tolerance Test Failed - EV R
COMMENT:   This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i)) The addition to the Appraisal Desk Review on the LE  XX/XX/XXXX was not accepted. Although the change appears to be valid, because a COC was not provided, auditor is unable to determine if the revised disclosure was provided within 3 business days of the change.  A cost to cure in the amount of $75.00 is required. The defect can be cured by reimbursing the consumer or by providing a date for the change. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, copy of the refund, and proof of delivery (mailing label).

*** (CURED) DTI (Back) Ratio does not meet eligibility requirement(s) - EV R
COMMENT:   Tax returns reflect the borrower reports W2 income on Schedule C and deducts expenses.  When two year average of expenses are deducted from base pay, the borrowers qualifying income is $XXX resulting in a DTI of 38.6%, which increased by more than 3%.  Provide updated 1003/1008 and AUS with the revised income and DTI.

*** (CURED) Missing evidence of TRID Disclosure Delivery - EV R
COMMENT:   The revised disclosure issued on  XX/XX/XXXX was provided to the consumer more than three business days after the rate lock,  XX/XX/XXXX. Per regulation, when there is a rate lock, the creditor must provide a revised disclosure within three business days.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The file does not contain  XXXX and XXXX tax returns for the borrower who is a wage earner qualified with $XXX per month in base earnings.  The file does contain  XXXX and XXXX tax transcripts.  However, the tax transcripts (P XXX) reflect total wages for XXXX in the amount of $XXX and Schedule C income in the amount of $XXX.  XXX (P XXX), in the amount of $XXX and Schedule C income in the amount of $XXX. It appears the borrower has unreimbursed business expenses from the transcripts, but it is unable to be accurately determined without the tax returns.  In addition, the file contains a VOE (P XXX), that reflects XXXX YTD base income in the amount of $XXX and total income of $XXX. It reflects the exact same numbers for the entire year of 2019 and reflects information is current as of  XX/XX/XXXX. The loan closed  XX/XX/XXXX. There is another VOE (P XXX) current as of  XX/XX/XXXX , reflecting YTD income in the amount of $XXX and total income in the amount of $XXX. The XXXX W-2 in the file reflects total wages of $XXX (P XXX).

*** (CURED) Missing TRID RESPA Disclosures - EV R
COMMENT:   The Title Lenders Title Insurance and the Title Settlement Fee, on the CD issued on   XX/XX/XXXX  does not reflect the correct payee. Per regulation, the name of the person/company ultimately receiving payment for service should be listed.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	836433118	AIG XXX 2021 - Compliance	3	1	3	1	1	1	1	1	*** (OPEN) Property value and predominant value vary by more than 50% - EV 1	*** (CURED) ComplianceEase Exceptions Test Incomplete - EV R
COMMENT:   No issues.

*** (CURED) Missing income documentation (ATR) - EV R
COMMENT:   The borrower’s main business is “ XXX ”. The loan file is missing the full and complete business tax returns, including all schedules and statements for  XXXX and XXXX for  XXX . Further, the  XXXX and XXXX business tax returns for  XXX  are missing from the loan file.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (No LOE required).

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the subject loan pur XXX by XXX.
XXXXXXXXXX	XXXXXX	XXXXXXX	204835887	AIG XXX 2021 - Compliance	2	2	2	1	1	1	1	2	*** (OPEN) ROR H9 form for the same Lender refinance was missing - EV 2
COMMENT: The consumer(s) was provided the incorrect RTC version. The consumer is refinancing with the original (same) creditor (-new advance of money with the same creditor). Model H-8 was provided; because the property is located in NM, model H-9 should have been used.	*** (OPEN) Title holder is not an individual - EV 1 COMMENT: The loan closed in revocable trust. Trust attorney certification is located on page 690. No issue.	*** (CURED) Missing AUS - EV R
COMMENT:   The file is missing the updated DU findings to reflect that the subject property is a PUD and that the appraised value is 990,000

*** (CURED) ComplianceEase Exceptions Test Incomplete - EV R
COMMENT:   Tolerance violation cured at consummation.

*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing from the file is an attorney’s opinion letter or seller’s cert meeting our Jumbo UW guidelines: An attorney’s opinion letter or a lender’s legal attestation (signed by an officer of the company or Legal Counsel) stating the trust meets Secondary Marketing requirements as set forth by Fannie Mae or Freddie Mac and any applicable state requirements must be provided.

*** (CURED) Payment History and LOE for Delay - EV R
COMMENT:   A payment history is required when >15 days have elapsed since the first payment due date. (no LOE required)

*** (CURED) Wire Instructions - EV R
																COMMENT: The loan file is missing the wiring instructions for the pur XXX of the subject loan by XXX.